As filed with the Securities and Exchange Commission on June 7, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2010

Date of reporting period:  October 1, 2009 - March 31, 2010

Item 1. Report to Stockholders.
Semi-Annual Report
March 31, 2010

The Leuthold Funds

Leuthold Core Investment Fund
Leuthold Asset Allocation Fund
Leuthold Global Fund
Leuthold Select Industries Fund
Leuthold Undervalued & Unloved Fund
Leuthold Global Clean Technology Fund
Leuthold Hedged Equity Fund
Grizzly Short Fund

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The Leuthold Funds

Expense Example – March 31, 2010 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2009 – March 31, 2010).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Undervalued & Unloved Fund, and Leuthold Hedged Equity Fund charge a 2% redemption fee for redemptions made within five business days after a purchase and the Leuthold Global Clean Technology Fund charges a 2% redemption fee for redemptions made within 30 days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following example.  The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds

Expense Example Tables (Unaudited)
Leuthold Core Investment Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual**	$1,000.00	$1,054.00	$ 6.66
Hypothetical (5% return before expenses)***	1,000.00	1,018.45	6.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.74 and the Fund’s annualized expense ratio would be 1.12%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.64 and the Fund’s annualized expense ratio would be 1.12%.

Leuthold Core Investment Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual**	$1,000.00	$1,054.60	$ 6.10
Hypothetical (5% return before expenses)***	1,000.00	1,019.00	5.99

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.22 and the Fund’s annualized expense ratio would be 1.02%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.14 and the Fund’s annualized expense ratio would be 1.02%.

Leuthold Asset Allocation Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual**	$1,000.00	$1,115.80	$ 7.86
Hypothetical (5% return before expenses)***	1,000.00	1,017.50	7.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.91 and the Fund’s annualized expense ratio would be 1.31%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.59 and the Fund’s annualized expense ratio would be 1.31%

Leuthold Asset Allocation Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual**	$1,000.00	$1,116.10	$ 6.86
Hypothetical (5% return before expenses)***	1,000.00	1,018.45	6.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.91 and the Fund’s annualized expense ratio would be 1.12%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.64 and the Fund’s annualized expense ratio would be 1.12%.

The Leuthold Funds

Expense Example Tables (Unaudited)
Leuthold Global Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual**	$1,000.00	$1,096.30	$ 9.77
Hypothetical (5% return before expenses)***	1,000.00	1,015.61	9.40

*	Expenses are equal to the Fund’s annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.68 and the Fund’s annualized expense ratio would be 1.66%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $8.35 and the Fund’s annualized expense ratio would be 1.66%.

Leuthold Global Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual**	$1,000.00	$1,097.60	$ 8.79
Hypothetical (5% return before expenses)***	1,000.00	1,016.55	8.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.69 and the Fund’s annualized expense ratio would be 1.47%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.39 and the Fund’s annualized expense ratio would be 1.47%.

Leuthold Select Industries Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual	$1,000.00	$999.20	$ 6.58
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.64

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Undervalued & Unloved Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual	$1,000.00	$1,143.90	$ 8.02
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

The Leuthold Funds

Expense Example Tables (Unaudited)
Leuthold Global Clean Technology Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual	$1,000.00	$ 973.10	$ 9.10
Hypothetical (5% return before expenses)	1,000.00	1,015.79	9.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Clean Technology Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual	$1,000.00	$ 974.00	$ 8.46
Hypothetical (5% return before expenses)	1,000.00	1,016.44	8.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Hedged Equity Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual**	$1,000.00	$ 931.00	$ 13.09
Hypothetical (5% return before expenses)***	1,000.00	1,011.43	13.64

*	Expenses are equal to the Fund's annualized expense ratio of 2.72%, mutiplied by the average account value over the period, muliplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $10.93 and the Fund's annualized expense ratio would be 2.27%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $11.46 and the Fund's annualized expense ratio would be 2.27%.

Leuthold Hedged Equity Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual***	$1,000.00	$ 928.90	$ 11.88
Hypothetical (5% return before expenses)****	1,000.00	1,012.68	12.39

*	Expenses are equal to the Fund’s annualized expense ratio of 2.47%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $9.71 and the Fund’s annualized expense ratio would be 2.02%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $10.2 and the Fund’s annualized expense ratio would be 2.02%.

The Leuthold Funds

Expense Example Tables (Unaudited) Grizzly Short Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2009	March 31, 2010	October 1, 2009 - March 31, 2010
Actual**	$1,000.00	$ 863.20	$ 11.75
Hypothetical (5% return before expenses)***	1,000.00	1,012.32	12.69

*	Expenses are equal to the Fund's annualized expense ratio of 2.53%, mutiplied by the average account value over the period, muliplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.06 and the Fund's annualized expense ratio would be 1.52%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.64 and the Fund's annualized expense ratio would be 1.52%.

The Leuthold Funds
(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings • March 31, 2010

Leuthold Asset Allocation Fund
Allocation of Portfolio Holdings • March 31, 2010

Leuthold Global Fund
Allocation of Portfolio Holdings • March 31, 2010

The Leuthold Funds
(Unaudited)

Leuthold Select Industries Fund
Allocation of Portfolio Holdings • March 31, 2010*

Leuthold Undervalued & Unloved Fund
Allocation of Portfolio Holdings • March 31, 2010*

Leuthold Global Clean Technology Fund
Allocation of Portfolio Holdings • March 31, 2010*

* Excludes short-term investments

The Leuthold Funds
(Unaudited)

Leuthold Hedged Equity Fund
Allocation of Portfolio Holdings (Net Exposure) • March 31, 2010*

Grizzly Short Fund
Allocation of Portfolio Holdings • March 31, 2010*

* Excludes short-term investments

The Leuthold Funds

Leuthold Core Investment Fund (Unaudited)

Components of Portfolio Holdings	Fair Value
U.S. Traded Equity Securities	$835,711,326
Emerging Country Investments	164,656,594
Non-U.S. Traded Equity Securities	123,003,849
Short-Term Investments	104,248,050
Brazilian Bonds	99,752,366
U.S. Treasury Obligations - Short	69,859,433
High Yield Bond Funds	61,989,362
Precious Metals	35,871,164
Total:	$1,495,092,144

Leuthold Asset Allocation Fund (Unaudited)

Components of Portfolio Holdings	Fair Value
U.S. Traded Equity Securities	$843,538,168
Short-Term Investments	107,169,776
Emerging Country Investments	105,290,904
Brazilian Bonds	90,238,260
Non-U.S. Traded Equity Securities	82,176,496
U.S. Treasury Obligations - Short	60,889,361
High Yield Bond Funds	54,799,662
Precious Metals	35,815,822
Total:	$1,379,918,449

Leuthold Global Fund (Unaudited)

Components of Portfolio Holdings	Fair Value
U.S. Traded Equity Securities	$129,975,403
Non-U.S. Traded Equity Securities	67,790,720
Short-Term Investments	31,658,519
U.S.Treasury Obligations - Short	9,279,518
High Yield Bond Funds	8,580,705
Foreign Government Bonds	6,652,150
Precious Metals	6,577,914
U.S. Treasury Obligations	5,291,381
U.S. Traded Equity Securities - Short	2,877,852
Non-U.S. Traded Equity Securities - Short	1,587,457
Total	$270,271,619

Leuthold Select Industries Fund (Unaudited)

Components of Portfolio Holdings*	Fair Value
Information Technology	$14,108,531
Consumer Discretionary	10,561,506
Industrials	6,974,574
Financials	6,640,979
Health Care	5,335,440
Materials	3,820,564
Telecommunication Services	3,113,911
Consumer Staples	538,343
Energy	517,131
Total:	$51,610,979

Leuthold Undervalued & Unloved Fund
(Unaudited)

Components of Portfolio Holdings*	Fair Value
Materials	$1,590,757
Industrials	1,509,139
Financials	1,201,589
Information Technology	1,097,034
Consumer Discretionary	1,062,272
Health Care	766,341
Energy	764,158
Consumer Staples	460,078
Utilities	223,583
Telecommunication Services	162,800
Total:	$8,837,751

* Excludes short-term investments

The Leuthold Funds

Leuthold Global Clean Technology Fund
(Unaudited)

Components of Portfolio Holdings*	Fair Value
Industrials	$12,896,990
Information Technology	5,035,521
Materials	2,717,623
Utilities	2,240,094
Consumer Discretionary	1,551,472
Energy	567,885
Financials	319,227
Health Care	286,705
Total:	$25,615,517

Leuthold Hedged Equity Fund (Unaudited)

Components of Portfolio Holdings*	Fair Value
Information Technology	$730,499
Consumer Discretionary	544,489
Financials	336,827
Industrials	359,809
Materials	195,890
Health Care	274,495
Energy	26,123
Telecommunication Services	159,086
Consumer Staples	27,280
2,654,498

Leuthold Hedged Equity Fund (Unaudited)
(continued)

Components of Portfolio Holdings*		Fair Value
Information Technology - Short		$321,135
Consumer Discretionary - Short		421,210
Financials - Short		378,037
Industrials - Short		162,155
Materials - Short		320,550
Health Care - Short		158,634
ETF Short - Short		217,410
Energy - Short		255,662
Telecommunication Services - Short		43,392
Utilities - Short		81,224
Consumer Staples - Short		43,326
		2,402,735
Total:	Total:	$5,057,233

Grizzly Short Fund (Unaudited)

Components of Portfolio Holdings*	Fair Value
Consumer Discretionary	$17,547,386
Financials	15,758,335
Information Technology	13,379,333
Materials	13,363,147
Energy	10,643,644
Exchange Traded Funds	9,004,454
Industrials	6,754,032
Health Care	6,612,143
Utilities	3,386,172
Telecommunication Services	1,809,560
Consumer Staples	1,808,341
Total:	$100,066,547

* Excludes short-term investments

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2010 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold	Leuthold
	Investment	Allocation	Global	Select
	Fund	Fund	Fund	Industries
	(Consolidated)	(Consolidated)	(Consolidated)	Fund
ASSETS:
Investments, at cost	$1,228,428,029	$1,080,676,373	$230,907,569	$46,812,282

Investments, at fair value	$1,425,232,711	$1,319,029,088	$256,526,792	$51,747,291
Foreign currency (cost $0, $0,
$59,866, and $0, respectively)	—	—	60,089	—
Receivable for Fund shares sold	2,674,585	4,242,076	603,000	20,209
Receivable for investments sold	2,837,100	27,430,347	24,952	55,072
Collateral at broker for
securities sold short	148,624,199	129,646,331	15,948,546	—
Interest receivable	2,480,683	2,246,772	175,792	22
Dividends receivable	1,808,902	2,750,687	581,470	68,948
Other assets	62,046	78,782	47,366	13,564
Total Assets	1,583,720,226	1,485,424,083	273,968,007	51,905,106

LIABILITIES:
Securities sold short, at fair value
(proceeds $74,915,010, $65,296,818,
$14,071,681, and $0, respectively)	69,859,433	60,889,361	13,744,827	—
Interest payable on securities sold short	1,100,163	958,622	161,084	—
Payable for investments purchased	3,902,866	29,884,897	1,780,815	100,321
Payable for Fund shares redeemed	1,006,715	719,753	52,526	60,824
Payable to Adviser	1,136,367	1,037,454	255,419	44,558
Payable to Custodian	52,753	54,603	14,605	6,064
Dividends payable on securities sold short	—	—	9,633	––
Distribution (Rule 12b-1) fees payable	—	450,533	32,808	3,164
Shareholder servicing fees payable	247,109	—	—	10,730
Accrued expenses and other liabilities	271,846	522,553	63,878	24,105
Total Liabilities	77,577,252	94,517,776	16,115,595	249,766
NET ASSETS	$1,506,142,974	$1,390,906,307	$257,852,412	$51,655,340

See notes to the financial statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2010 (Unaudited)

	Leuthold		Leuthold
	Core		Asset		Leuthold		Leuthold
	Investment		Allocation		Global		Select
	Fund		Fund		Fund		Industries
	(Consolidated)		(Consolidated)		(Consolidated)		Fund
NET ASSETS CONSIST OF:
Capital stock	$1,454,312,439		$1,749,898,752		$225,909,156		$63,141,986
Accumulated net investment
income (loss)	(32,961,083)		(66,346,219)		(722,362)		(116,415)
Accumulated net realized
gain (loss) on investments	(117,106,566)		(535,438,282)		6,714,727		(16,305,292)
Net unrealized appreciation
(depreciation) on investments
and short positions	201,898,184		242,792,056		25,950,891		4,935,061
Total Net Assets	$1,506,142,974		$1,390,906,307		$257,852,412		$51,655,340

Retail Class Shares
Net assets	$977,829,577		$975,973,573		$94,129,653		$51,655,340
Shares outstanding
(2,250,000,000 shares of
$0.0001 par value authorized)	58,925,187		96,476,868		9,478,544		4,033,236
Net Asset Value, Redemption
Price and Offering Price
Per Share	$16.59	*	$10.12	*	$9.93	*	$12.81

Institutional Class Shares
Net assets	$528,313,397		$414,932,734		$163,722,759		n/a
Shares outstanding
(1,250,000,000 shares of
$0.0001 par value authorized)	31,866,668		40,978,583		16,456,894		n/a
Net Asset Value, Redemption
Price and Offering Price
Per Share	$16.58	*	$10.13	*	$9.95	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See notes to the financial statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2010 (Unaudited)

	Leuthold	Leuthold	Leuthold
	Undervalued	Global Clean	Hedged	Grizzly
	& Unloved	Technology	Equity	Short
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$6,699,280	$25,410,140	$2,613,561	$8,141,473

Investments, at fair value	$9,036,458	$25,989,702	$2,802,226	$8,141,473
Foreign currency (cost $0, $0, $0,
and $0, respectively)	—	—	—	—
Receivable for Fund shares sold	50,000	295,017	2,476	584,185
Receivable for investments sold	—	—	2,690	—
Collateral at brokers for
securities sold short	—	—	4,988,834	204,795,309
Interest receivable	5	24	3	271
Dividends receivable	29,027	9,088	3,181	––
Other assets	10,561	44,305	42,391	19,920
Total Assets	9,126,051	26,338,136	7,841,801	213,541,158

LIABILITIES:
Securities sold short, at fair value
(proceeds $0, $0, $2,310,708,
and $95,795,574, respectively)	—	––	2,402,735	100,066,547
Interest payable on securities sold short	—	—	—	—
Payable for investments purchased	—	––	47,565	4,791,533
Payable for Fund shares redeemed	10,556	––	40,754	3,422,714
Payable to Adviser	2,461	25,116	5,700	123,008
Payable to Custodian	670	5,540	3,041	243
Dividends payable on securities sold short	—	––	620	27,052
Distribution (Rule 12b-1) fees payable	6,014	1,929	3,113	—
Shareholder servicing fees payable	—	––	––	14,345
Accrued expenses and other liabilities	14,653	14,071	11,139	47,229
Total Liabilities	34,354	46,656	2,514,667	108,492,671
NET ASSETS	$9,091,697	$26,291,480	$5,327,134	$105,048,487

See notes to the financial statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2010 (Unaudited)

	Leuthold		Leuthold		Leuthold
	Undervalued		Global Clean		Hedged		Grizzly
	& Unloved		Technology		Equity		Short
	Fund		Fund		Fund		Fund
NET ASSETS CONSIST OF:
Capital stock	$15,608,489		$26,004,983		$5,796,648		$149,780,028
Accumulated net investment
income (loss)	18,680		(123,132)		(51,963)		(1,292,096)
Accumulated net realized
gain (loss) on investments	(8,872,650)		(170,016)		(514,189)		(39,168,472)
Net unrealized appreciation
(depreciation) on investments
and short positions	2,337,178		579,645		96,638		(4,270,973)
Total Net Assets	$9,091,697		$26,291,480		$5,327,134		$105,048,487

Retail Class Shares
Net assets	$9,091,697		$9,459,152		$5,212,955		$105,048,487
Shares outstanding
(2,250,000,000 shares of
$0.0001 par value authorized)	1,078,788		843,857		585,538		25,606,118
Net Asset Value, Redemption
Price and Offering Price
Per Share	$8.43	*	$11.21	*	$8.90	*	$4.10

Institutional Class Shares
Net assets	n/a		$16,832,328		$114,179		n/a
Shares outstanding
(1,250,000,000 shares of
$0.0001 par value authorized)	n/a		1,499,931		12,839		n/a
Net Asset Value, Redemption
Price and Offering Price
Per Share	n/a		$11.22	*	$8.89	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See notes to the financial statements.

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold	Leuthold
	Investment	Allocation	Global	Select
	Fund	Fund	Fund	Industries
	(Consolidated)	(Consolidated)	(Consolidated)	Fund

INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld
of $345,784, $265,787,
$94,423, and $23,260, respectively)	$11,016,541	$12,460,033	$2,261,999	$278,068
Interest income	4,455,850	4,532,560	314,476	1,747
Total investment income	15,472,391	16,992,593	2,576,475	279,815

EXPENSES:
Investment advisory fees (Note 3)	6,503,327	5,738,242	1,322,922	251,990
Administration fees	260,340	225,502	38,421	10,156
Transfer agent fees	146,131	704,089	53,848	6,232
Legal fees	29,313	10,248	14,205	––
Audit fees	29,061	29,291	12,314	15,260
Fund accounting fees	64,463	56,161	17,158	4,078
Custody fees	162,650	205,392	48,644	7,226
Shareholder servicing fees -
Retail Class	497,204	—	—	23,829
Registration fees	35,999	44,270	32,919	8,726
Reports to shareholders	69,692	86,953	8,921	3,479
Directors’fees	39,765	35,675	5,467	1,431
Distribution (Rule 12b-1) fees -
(Note 4)	—	863,824	64,274	––
Other	25,828	26,069	2,963	317
Total expenses before dividends and
interest on short positions	7,863,773	8,025,716	1,622,056	332,724
Dividends and interest on
short positions	1,261,947	1,099,793	223,996	––
Reimbursement or recovery
from Adviser	—	—	––	—
Total expenses	9,125,720	9,125,509	1,846,052	332,724
NET INVESTMENT INCOME
(LOSS)	$6,346,671	$7,867,084	$730,423	$(52,909)

See notes to the financial statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2010 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold	Leuthold
	Investment	Allocation	Global	Select
	Fund	Fund	Fund	Industries
	(Consolidated)	(Consolidated)	(Consolidated)	Fund
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, FOREIGN
CURRENCY, AND FOREIGN
CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$38,124,874	$39,405,377	$11,829,506	$1,533,106
Investment companies	6,838,367	6,870,893	394,472	—
Realized gain distributions
received from investment
companies	193,853	44,210	—	—
Short positions	172,245	153,301	(261,885)	––
Foreign currency and foreign
currency translation	170,662	—	(51,980)	60
Net unrealized appreciation
(depreciation) during the period on:
Investments	3,145,446	65,230,196	5,216,155	(1,298,873)
Investment companies	17,018,593	15,473,954	962,249	29,328
Short positions	5,055,577	4,407,457	605,193	––
Foreign currency and foreign
currency translation	(71,249)	(83,100)	(4,893)	7
Net realized and unrealized
gain (loss) on investments,
investment companies, short
positions, foreign currency,
and foreign currency translation	70,648,368	131,502,288	18,688,817	263,628
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$76,995,039	$139,369,372	$19,419,240	$210,719

See notes to the financial statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2010 (Unaudited)

	Leuthold	Leuthold	Leuthold
	Undervalued	Global Clean	Hedged	Grizzly
	& Unloved	Technology	Equity	Short
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld
of $6,225, $808, $1,131,
and $0, respectively)	$122,032	$27,081	$13,084	$––
Interest income	33	59	25	22,186
Total investment income	122,065	27,140	13,109	22,186

EXPENSES:
Investment advisory fees (Note 3)	39,831	85,440	30,689	648,306
Administration fees	1,477	3,013	902	16,662
Transfer agent fees	8,370	4,100	2,189	22,902
Legal fees	40	70	60	2,711
Audit fees	10,959	8,550	8,551	18,687
Fund accounting fees	1,658	3,211	3,159	5,221
Custody fees	2,076	20,179	11,105	863
Shareholder servicing fees -
Retail Class	––	—	—	31,215
Registration fees	10,258	—	—	23,159
Reports to shareholders	1,066	975	384	13,880
Directors’fees	335	314	110	2,654
Distribution (Rule 12b-1) fees -
(Note 4)	12,842	3,647	4,381	––
Other	310	136	38	27,144
Total expenses before dividends and
interest on short positions	89,222	129,635	61,568	813,404
Dividends and interest on
short positions	––	––	11,059	500,878
Reimbursement or recovery
from Adviser	(9,514)	20,629	(7,555)	—
Total expenses	79,708	150,264	65,072	1,314,282

NET INVESTMENT INCOME (LOSS)	$42,357	$(123,124)	$(51,963)	$(1,292,096)

See notes to the financial statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2010 (Unaudited)

	Leuthold	Leuthold	Leuthold
	Undervalued	Global Clean	Hedged	Grizzly
	& Unloved	Technology	Equity	Short
	Fund	Fund	Fund	Fund
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, FOREIGN
CURRENCY, AND FOREIGN
CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$1,183,852	$(133,956)	$(150,268)	$––
Investment companies	––	(12,213)	(1,574)	—
Realized gain distributions
received from investment
companies	––	––	—	—
Short positions	––	––	(309,598)	(18,765,537)
Foreign currency and foreign
currency translation	––	821	(6)	(49)
Net unrealized appreciation
(depreciation) during the period on:
Investments	48,852	(387,953)	134,138	(1,788)
Investment companies	––	1,926	(202)	––
Short positions	—	—	(61,437)	1,477,599
Foreign currency and foreign
currency translation	—	56	––	––
Net realized and unrealized
gain (loss) on investments,
investment companies, short
positions, foreign currency,
and foreign currency translation	1,232,704	(531,319)	(388,947)	(17,289,775)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$1,275,061	$(654,443)	$(440,910)	$(18,581,871)

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009
	(Unaudited)
OPERATIONS:
Net investment income	$6,346,671	$23,798,151
Net realized gain (loss) on investments, investment companies,
short positions, foreign currency, and foreign currency translation	45,500,001	(200,965,261)
Net unrealized appreciation on investments,
investment companies, short positions, foreign currency,
and foreign currency translation	25,148,367	208,378,879
Net increase in net assets from operations	76,995,039	31,211,769
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(3,094,952)	(8,208,970)
From net investment income - Institutional Class	(1,931,051)	(2,984,376)
From net realized gains - Retail Class	—	––
From net realized gains - Institutional Class	—	––
Return of capital - Retail Class	—	(416,061)
Return of capital - Institutional Class	—	(145,055)
Total distributions	(5,026,003)	(11,754,462)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	106,517,205	186,115,028
Proceeds from shares sold - Institutional Class	75,653,081	214,116,385
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	2,919,440	8,084,798
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	1,892,170	3,068,737
Cost of shares redeemed - Retail Class *	(123,243,260)	(351,579,721)
Cost of shares redeemed - Institutional Class **	(35,589,062)	(94,803,734)
Net increase (decrease) in net assets from capital share transactions	28,149,574	(34,998,507)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	100,118,610	(15,541,200)
NET ASSETS
Beginning of period	1,406,024,364	1,421,565,564
End of period (including accumulated net investment
loss of $(32,961,083) and $(34,281,751), respectively)	$1,506,142,974	$1,406,024,364

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	6,589,927	14,017,941
Shares sold - Institutional Class	4,702,407	15,601,976
Shares issued to holders in reinvestment of dividends - Retail Class	177,366	626,061
Shares issued to holders in reinvestment of dividends - Institutional Class	115,026	235,615
Shares redeemed - Retail Class	(7,644,213)	(27,452,158)
Shares redeemed - Institutional Class	(2,214,481)	(7,495,664)
Net increase (decrease) in shares outstanding	1,726,032	(4,466,229)

* Net of redemption fees of (Retail Class):	$17,606	$6,888
** Net of redemption fees of (Institutional Class):	$—	$23

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009
	(Unaudited)
OPERATIONS:
Net investment income	$7,867,084	$34,211,335
Net realized gain (loss) on investments, investment companies, short positions,
foreign currency, and foreign currency translation	46,473,782	(531,584,342)
Net unrealized appreciation on investments, investment
companies, foreign currency, and foreign currency translation	85,028,506	350,145,636
Net increase (decrease) in net assets from operations	139,369,372	(147,227,371)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(5,245,860)	(19,928,664)
From net investment income - Institutional Class	(2,374,586)	(11,467,158)
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	(7,620,446)	(31,395,822)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	167,485,649	419,552,436
Proceeds from shares sold - Institutional Class	81,058,095	164,837,640
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	4,771,785	18,315,706
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	2,142,582	10,526,794
Cost of shares redeemed - Retail Class *	(138,768,137)	(690,837,491)
Cost of shares redeemed - Institutional Class **	(56,604,363)	(434,393,574)
Net increase (decrease) in net assets from capital share transactions	60,085,611	(511,998,489)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	191,834,537	(690,621,682)
NET ASSETS
Beginning of period	1,199,071,770	1,889,693,452
End of period (including accumulated net investment
income (loss) of $(66,346,219) and $(66,592,857), respectively)	$1,390,906,307	$1,199,071,770

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	17,301,185	54,606,678
Shares sold - Institutional Class	8,319,819	21,536,485
Shares issued to holders in reinvestment of dividends - Retail Class	478,205	2,311,462
Shares issued to holders in reinvestment of dividends -Institutional Class	214,388	1,338,483
Shares redeemed - Retail Class	(14,403,934)	(91,475,621)
Shares redeemed - Institutional Class	(5,868,203)	(56,924,983)
Net increase (decrease) in shares outstanding	6,041,460	(68,607,496)

* Net of redemption fees of (Retail Class):	$1,386	$51,462
** Net of redemption fees of (Institutional Class):	$—	$8,310

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009
	(Unaudited)
OPERATIONS:
Net investment income	$730,423	$1,960,117
Net realized gain (loss) on investments, investment companies, short
positions, foreign currency, and foreign currency translation	11,910,113	(5,476,356)
Net unrealized appreciation on investments, investment
companies, short positions, foreign currency, and foreign currency translation	6,778,704	27,140,242
Net increase in net assets from operations	19,419,240	23,624,003
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(201,150)	(618,634)
From net investment income - Institutional Class	(423,478)	(1,433,819)
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	(624,628)	(2,052,453)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	42,219,894	59,189,888
Proceeds from shares sold - Institutional Class	34,159,545	82,792,698
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	125,999	392,293
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	362,170	1,235,122
Cost of shares redeemed - Retail Class*	(12,239,811)	(29,844,638)
Cost of shares redeemed - Institutional Class**	(5,341,237)	(26,552,371)
Net increase in net assets from capital share transactions	59,286,560	87,212,992
TOTAL INCREASE IN NET ASSETS:	78,081,172	108,784,542
NET ASSETS
Beginning of period	179,771,240	70,986,698
End of period (including accumulated net investment
loss of $(722,362) and $(828,157), respectively)	$257,852,412	$179,771,240

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	4,357,983	7,928,026
Shares sold - Institutional Class	3,584,848	10,792,892
Shares issued to holders in reinvestment of dividends - Retail Class	12,879	49,459
Shares issued to holders in reinvestment of dividends - Institutional Class	36,911	156,565
Shares redeemed - Retail Class	(1,297,585)	(3,916,540)
Shares redeemed - Institutional Class	(555,735)	(3,555,197)
Net increase in shares outstanding	6,139,301	11,455,205

* Net of redemption fees of (Retail Class):	$4,873	$618
** Net of redemption fees of (Institutional Class):	$—	$—

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009
	(Unaudited)
OPERATIONS:
Net investment loss	$(52,909)	$(128,880)
Net realized gain (loss) on investments, investment companies,
foreign currency, and foreign currency translation	1,533,166	(6,387,544)
Net unrealized appreciation (depreciation) on investments,
investment companies, foreign currency, and foreign
currency translation	(1,269,538)	6,128,336
Net increase (decrease) in net assets from operations	210,719	(388,088)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gains	—	—
Return of capital	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,421,142	20,965,333
Proceeds from shares sold in connection with the acquisition
of Leuthold Select Equities Fund - (Note 1)	8,835,263	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(16,355,144)	(15,666,264)
Net increase in net assets from capital share transactions	3,901,261	5,299,069

TOTAL INCREASE IN NET ASSETS:	4,111,980	4,910,981
NET ASSETS
Beginning of period	47,543,360	42,632,379
End of period (including accumulated net investment
income (loss) of $(116,415) and $0, respectively)	$51,655,340	$47,543,360

CHANGES IN SHARES OUTSTANDING:
Shares sold	899,554	1,915,831
Shares sold in connection with the acquisition of
Leuthold Select Equities Fund	731,396	—
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(1,306,078)	(1,478,826)
Net increase in shares outstanding	324,872	437,005

* Net of redemption fees of:	$—	$—

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009
	(Unaudited)
OPERATIONS:
Net investment income	$42,357	$153,678
Net realized gain (loss) on investments	1,183,852	(6,586,377)
Net unrealized appreciation on investments	48,852	3,090,356
Net increase (decrease) in net assets from operations	1,275,061	(3,342,343)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,997)	(205,927)
Total distributions	(29,997)	(205,927)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,169,732	4,763,891
Proceeds from shares issued to holders in
reinvestment of dividends	29,026	200,336
Cost of shares redeemed*	(5,065,420)	(9,904,032)
Net decrease in net assets from capital share transactions	(3,866,662)	(4,939,805)

TOTAL DECREASE IN NET ASSETS:	(2,621,598)	(8,488,075)
NET ASSETS
Beginning of period	11,713,295	20,201,370
End of period (including accumulated net investment
income of 18,680 and 6,320, respectively)	$9,091,697	$11,713,295

CHANGES IN SHARES OUTSTANDING:
Shares sold	148,536	792,527
Shares issued to holders in reinvestment of dividends	3,611	32,493
Shares redeemed	(658,837)	(1,712,155)
Net decrease in shares outstanding	(506,690)	(887,135)

* Net of redemption fees of:	$25	$18

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Clean Technology Fund
Statement of Changes in Net Assets

		Period from
	Six Months Ended	July 22, 2009* through
	March 31, 2010	September 30, 2009
	(Unaudited)
OPERATIONS:
Net investment loss	$(123,124)	$(19,736)
Net realized loss on investments, investment companies, foreign currency,
and foreign currency translation	(145,348)	(24,676)
Net unrealized appreciation (depreciation) on investments, investment
companies, foreign currency, and foreign currency translation	(385,971)	965,616
Net increase (decrease) in net assets from operations	(654,443)	921,204
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	—
From net investment income - Institutional Class	—	—
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	—	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	8,606,603	2,068,856
Proceeds from shares sold - Institutional Class	11,206,068	5,641,064
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	—	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	—	—
Cost of shares redeemed - Retail Class **	(1,188,425)	(1,944)
Cost of shares redeemed - Institutional Class ***	(307,503)	—
Net increase in net assets from capital share transactions	18,316,743	7,707,976
TOTAL INCREASE IN NET ASSETS:	17,662,300	8,629,180
NET ASSETS
Beginning of period	8,629,180	—
End of period (including accumulated net investment
loss of $(123,132) and $(8) respectively	$26,291,480	$8,629,180

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	764,834	188,638
Shares sold - Institutional Class	969,298	560,845
Shares issued to holders in reinvestment of dividends - Retail Class	—	—
Shares issued to holders in reinvestment of dividends -Institutional Class	—	—
Shares redeemed - Retail Class	(109,428)	(187)
Shares redeemed - Institutional Class	(30,212)	—
Net increase in shares outstanding	1,594,492	749,296

* Commencement of operations.
** Net of redemption fees of (Retail Class):	$479	$40
*** Net of redemption fees of (Institutional Class):	$—	$—

See notes to the financial statements.

The Leuthold Funds

Leuthold Hedged Equity Fund
Statement of Changes in Net Assets

		Period from
	March 31, 2010	September 30, 2009
	(Unaudited)
OPERATIONS:
Net investment loss	$(51,963)	$(3,569)
Net realized loss on investments, investment companies, and short positions	(461,446)	(52,568)
Net unrealized appreciation on investments,
investment companies, and short positions	72,499	24,139
Net decrease in net assets from operations	(440,910)	(31,998)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	—
From net investment income - Institutional Class	—	—
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	—	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	5,443,462	602,225
Proceeds from shares sold - Institutional Class	653,583	1,540,555
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	—	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	—	—
Cost of shares redeemed - Retail Class **	(478,811)	(980)
Cost of shares redeemed - Institutional Class ***	(1,959,992)	—
Net increase in net assets from capital share transactions	3,658,242	2,141,800
TOTAL INCREASE IN NET ASSETS:	3,217,332	2,109,802
NET ASSETS
Beginning of period	2,109,802	—
End of period (including accumulated net investment
income (loss) of ($51,963) and $0, respectively)	$5,327,134	$2,109,802

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	576,619	62,217
Shares sold - Institutional Class	68,346	158,480
Shares issued to holders in reinvestment of dividends - Retail Class	—	—
Shares issued to holders in reinvestment of dividends -Institutional Class	—	—
Shares redeemed - Retail Class	(53,194)	(104)
Shares redeemed - Institutional Class	(213,987)	—
Net increase in shares outstanding	377,784	220,593

* Commencement of operations.
** Net of redemption fees of (Retail Class):	$58	$20
*** Net of redemption fees of (Institutional Class):	$—	$—

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009
	(Unaudited)
OPERATIONS:
Net investment loss	$(1,292,096)	$(3,973,183)
Net realized loss on short positions, foreign currency, and
foreign currency translation	(18,765,586)	(6,599,614)
Net unrealized appreciation (depreciation) on investments, short positions,
foreign currency, and foreign currency translation	1,475,811	(18,304,900)
Net decrease in net assets from operations	(18,581,871)	(28,877,697)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(154,600)
From net realized gains	—	(3,170,228)
Return of Capital	—	(3,189,306)
Total distributions	—	(6,514,134)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	120,566,802	474,152,943
Proceeds from shares issued to holders in
reinvestment of dividends	—	5,766,504
Cost of shares redeemed	(83,180,702)	(494,022,183)
Net increase (decrease) in net assets from capital share transactions	37,386,100	(14,102,736)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	18,804,229	(49,494,567)
NET ASSETS
Beginning of period	86,244,258	135,738,825
End of period (including accumulated net investment
income (loss) of $(1,292,096) and $0, respectively)	$105,048,487	$86,244,258

CHANGES IN SHARES OUTSTANDING:
Shares sold	26,029,966	57,292,490
Shares issued to holders in reinvestment of dividends	—	621,569
Shares redeemed	(18,589,001)	(58,293,264)
Net increase (decrease) in shares outstanding	7,440,965	(379,205)

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund - Retail
Financial Highlights

	Six Months		Year Ended
	Ended		September 30,	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2010		2009	September 30,	September 30,	September 30,	September 30,
	(Consolidated)		(Consolidated)	2008	2007	2006	2005
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$15.79		$15.20	$21.18	$17.45	$17.50	$15.49
Income (loss) from investment operations:
Net investment income	0.07	(2)	0.28 (3)	0.26 (3)	0.39 (3)	0.43 (3)	0.09 (3)
Net realized and unrealized
gains (losses) on investments
and short positions	0.78		0.45	(2.18)	3.81	0.68	2.65
Total from investment operations	0.85		0.73	(1.92)	4.20	1.11	2.74
Less distributions:
From net investment income	(0.05)		(0.13)	(0.31)	(0.38)	(0.42)	(0.09)
From net realized gains	––		––	(3.75)	(0.09)	(0.74)	(0.64)
Return of capital	––		(0.01)	––	––	––	––
Redemption fees(4)	––		—	––	––	––	––
Total distributions	(0.05)		(0.14)	(4.06)	(0.47)	(1.16)	(0.73)
Net asset value, end of period	$16.59		$15.79	$15.20	$21.18	$17.45	$17.50

Total return	5.40%		4.95%	(11.48%)	24.32%	6.64%	18.26%

Supplemental data and ratios:
Net assets, end of period	$977,829,577		$944,341,607	$1,103,832,039	$1,574,861,576	$1,490,923,347	$1,112,947,051
Ratio of expenses to average net assets:
Before expense reimbursement (5)	1.30	% (6)	1.15%	1.28%	1.15%	1.39%	1.74%
After expense reimbursement (5)	1.30	% (6)	1.15%	1.28%	1.15%	1.39%	1.74%
Ratio of net investment income
to average net assets:
Before expense reimbursement (7)	0.84	% (6)	2.14%	1.51%	1.96%	2.51%	0.67%
After expense reimbursement (7)	0.84	% (6)	2.14%	1.51%	1.96%	2.51%	0.67%
Portfolio turnover rate (8)	51.58%		116.70%	238.34%	144.17%	86.40%	163.88%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.12% and 1.12%, respectively, for the period ended March 31, 2010, 1.14% and 1.14%, respectively, for the year ended September 30, 2009, 1.11% and 1.11%, respectively, for the year ended September 30, 2008, 1.08% and 1.08%, respectively, for the year ended September 30, 2007, 1.08% and 1.08%, respectively, for the year ended September 30, 2006, and 1.19% and 1.19%, respectively, for the year ended September 30, 2005.

(6)	Annualized.
(7)	The net investment income ratios include dividends on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund - Institutional
Financial Highlights

	Six Months		Year Ended			Period from
	Ended		September 30,	Year Ended	Year Ended	January 31, 2006(1)
	March 31, 2010		2009	September 30,	September 30,	through
	(Consolidated)		(Consolidated)	2008	2007	September 30, 2006
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$15.78		$15.19	$21.17	$17.43	$17.74
Income (loss) from investment operations:
Net investment income	0.08	(3)	0.30 (4)	0.28 (4)	0.40 (4)	0.30	(4)
Net realized and unrealized gains (losses)
on investments and short positions	0.78		0.45	(2.19)	3.83	(0.27)
Total from investment operations	0.86		0.75	(1.91)	4.23	0.03

Less distributions:
From net investment income	(0.06)		(0.15)	(0.32)	(0.40)	(0.34)
From net realized gains	—		—	(3.75)	(0.09)	—
Return of capital	—		(0.01)	––	––	––
Redemption fees(5)	—		––	––	––	—
Total distributions	(0.06)		(0.16)	(4.07)	(0.49)	(0.34)
Net asset value, end of period	$16.58		$15.78	$15.19	$21.17	$17.43

Total return	5.46%		5.14%	(11.46%)	24.53%	0.17%

Supplemental data and ratios:
Net assets, end of period	$528,313,397		$461,682,757	$317,733,525	$203,412,179	$103,587,516
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.19	% (7)	1.03%	1.18%	1.05%	1.32	% (7)
After expense reimbursement (6)	1.19	% (7)	1.03%	1.18%	1.05%	1.32	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	0.95	% (7)	2.25%	1.61%	2.06%	2.83	% (7)
After expense reimbursement (8)	0.95	% (7)	2.25%	1.61%	2.06%	2.83	% (7)
Portfolio turnover rate (9)	51.58%		116.70%	238.34%	144.17%	86.40%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.02% and 1.02%, respectively, for the period ended March 31, 2010, 1.02% and 1.02%, respectively, for the year ended September 30, 2009, 1.01% and 1.01%, respectively, for the year ended September 30, 2008, 0.98% and 0.98%, respectively, for the year ended September 30, 2007, 0.99% and 0.99%, respectively, for the period ended September 30, 2006.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund - Retail
Financial Highlights

	Six Months		Year Ended			Period from
	Ended		September 30,	Year Ended	Year Ended	May 24, 2006(1)
	March 31, 2010		2009	September 30,	September 30,	through
	(Consolidated)		(Consolidated)	2008	2007	September 30, 2006
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.12		$9.45	$11.43	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	0.06	(3)	0.21 (4)	0.20 (4)	0.16 (4)	0.03	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.00		(0.35)	(1.80)	1.72	(0.30)
Total from investment operations	1.06		(0.14)	(1.60)	1.88	(0.27)

Less distributions:
From net investment income	(0.06)		(0.19)	(0.20)	(0.18)	—
From net realized gains	—		—	(0.18)	—	—
Redemption fees(5)	—		—	––	—	––
Total distributions	(0.06)		(0.19)	(0.38)	(0.18)	––
Net asset value, end of period	10.12		$9.12	$9.45	$11.43	$9.73

Total return	11.58%		(1.20%)	(14.45%)	19.46%	(2.70%)

Supplemental data and ratios:
Net assets, end of period	$975,973,573		$849,399,319	$1,205,840,473	$566,453,346	$77,573,030
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.49	% (7)	1.34%	1.34%	1.43%	1.78	% (7)
After expense reimbursement (6)	1.49	% (7)	1.34%	1.34%	1.43%	1.73	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	1.18	% (7)	2.60%	1.99%	1.97%	2.71	% (7)
After expense reimbursement (8)	1.18	% (7)	2.60%	1.99%	1.97%	2.76	% (7)
Portfolio turnover rate (9)	47.14%		147.01%	197.96%	196.15%	26.83%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends and interest on short positions were 1.31% and 1.31% respectively for the period ended March 31, 2010, 1.32% and 1.32%, respectively, for the year ended Sep-tember 30, 2009, 1.23% and 1.23%, respectively, for the year ended September 30, 2008, 1.32% and 1.32%, respectively, for the year ended September 30, 2007, and 1.55% and 1.50%, respectively, for the period ended September 30, 2006.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund - Institutional
Financial Highlights

	Six Months		Year Ended		Period from
	Ended		September 30,	Year Ended	January 31, 2007(1)
	March 31, 2010		2009	September 30,	through
	(Consolidated)		(Consolidated)	2008	September 30, 2007
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.13		$9.45	$11.44	$10.53
Income (loss) from investment operations:
Net investment income	0.07	(3)	0.23 (4)	0.21 (4)	0.12	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.00		(0.34)	(1.81)	0.92
Total from investment operations	1.07		(0.11)	(1.60)	1.04

Less distributions:
From net investment income	(0.07)		(0.21)	(0.21)	(0.13)
From net realized gains	—		––	(0.18)	—
Redemption fees(5)	—		––	––	—
Total distributions	(0.07)		(0.21)	(0.39)	(0.13)
Net asset value, end of period	$10.13		$9.13	$9.45	$11.44

Total return	11.61%		(0.85%)	(14.42%)	9.95%

Supplemental data and ratios:
Net assets, end of period	$414,932,734		$349,672,451	$683,852,979	$189,777,479
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.30	%(7)	1.11%	1.21%	1.22	% (7)
After expense reimbursement (6)	1.30	%(7)	1.11%	1.21%	1.22	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	1.37	%(7)	2.82%	2.12%	2.11	% (7)
After expense reimbursement (8)	1.37	%(7)	2.82%	2.12%	2.11	% (7)
Portfolio turnover rate (9)	47.14%		147.01%	197.96%	196.15%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.12% and 1.12%, respectively, for the period ended March 31, 2010, 1.10% and 1.10%, respectively, for the year ended September 30, 2009, 1.09% and 1.09%, respectively, for the year ended September 30, 2008, and 1.08% and 1.08%, respectively, for the period ended September 30, 2007.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund - Retail
Financial Highlights

	Six Months			Period from
	Ended		Year Ended	July 1, 2008(1)
	March 31, 2010		September 30, 2009	through
	(Consolidated)		(Consolidated)	September 30, 2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.07		$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.03	(3)	0.09 (4)	0.03	(4)
Net realized and unrealized gains (losses)
on investments and short positions	0.85		0.59	(1.52)
Total from investment operations	0.88		0.68	(1.49)
Less distributions:
From net investment income	(0.02)		(0.12)	––
From net realized gains	––		—	––
Redemption fees (5)	––		—	––
Total distributions	(0.02)		(0.12)	––
Net asset value, end of period	$9.93		$9.07	$8.51

Total return	9.63%		8.28%	(14.04%)

Supplemental data and ratios:
Net assets, end of period	$94,129,653		$58,120,794	$19,940,804
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.87	% (7)	1.82%	1.83	% (7)
After expense reimbursement (6)	1.87	% (7)	1.82%	1.83	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	0.56	% (7)	1.56%	2.01	% (7)
After expense reimbursement (8)	0.56	%(7)	1.56%	2.01	% (7)
Portfolio turnover rate (9)	71.50%		152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.66% and 1.66%, respectively, for six months ended March 31, 2010, 1.77% and 1.77%, respectively, for the year ended September 30, 2009, and 1.83% and 1.83%,  respectively, for the period ended September 30, 2008.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund - Institutional
Financial Highlights

	Six Months			Period from
	Ended		Year Ended	April 30, 2008(1)
	March 31, 2010		September 30, 2009	through
	(Consolidated)		(Consolidated)	September 30, 2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.08		$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.04	(3)	0.11 (4)	0.04	(4)
Net realized and unrealized gains (losses)
on investments and short positions	0.86		0.59	(1.53)
Total from investment operations	0.90		0.70	(1.49)
Less distributions:
From net investment income	(0.03)		(0.13)	––
From new realized gains	––		—	––
Total distributions	(0.03)		(0.13)	––
Net asset value, end of period	$9.95		$9.08	$8.51

Total return	9.76%		8.63%	(14.90%)

Supplemental data and ratios:
Net assets, end of period	$163,722,759		$121,650,446	$51,045,894
Ratio of expenses to average net assets:
Before expense reimbursement (5)	1.68	%(6)	1.57%	1.61	% (6)
After expense reimbursement (5)	1.68	%(6)	1.57%	1.61	% (6)
Ratio of net investment income to average net assets:
Before expense reimbursement (7)	0.75	%(6)	1.80%	2.20	% (6)
After expense reimbursement (7)	0.75	%(6)	1.80%	2.20	% (6)
Portfolio turnover rate (8)	71.50%		152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.47% and 1.47%, respectively, for the six months ended March 31, 2010, 1.53% and 1.53%, respectively, for the year ended September 30, 2009, and 1.60% and 1.60%, respectively, for the period ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Financial Highlights

	Six Months		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	Ended		September 30,		September 30,		September 30,	September 30,	September 30,
	March 31, 2010		2009		2008		2007	2006	2005
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$12.82		$13.03		$21.94		$17.25	$16.07	$12.26
Income (loss) from investment operations:
Net investment income (loss)	(0.01	) (2)	(0.04	) (3)	(0.04	) (3)	0.13 (3)	0.04 (3)	(0.02	) (3)
Net realized and unrealized
gains (losses) on investments
and short positions	—	(4)	(0.17)		(3.15)		4.98	1.34	3.83
Total from investment operations	(0.01)		(0.21)		(3.19)		5.11	1.38	3.81
Less distributions:
From net investment income	—		—		(0.06)		(0.12)	(0.03)	—
From net realized gains	—		—		(5.63)		(0.30)	(0.17)	—
Return of capital	—		—		(0.03)		—	—	—
Total distributions	—		––		(5.72)		(0.42)	(0.20)	—
Net asset value, end of period	$12.81		$12.82		13.03		$21.94	$17.25	$16.07

Total return	(0.08%)		(1.69%)		(18.90%)		30.12%	8.67%	31.08%

Supplemental data and ratios:
Net assets, end of period	$51,655,340		$47,543,360		$42,632,379		$74,020,005	$76,270,125	$31,197,482
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.32	% (5)	1.38%		1.30%		1.29%	1.30%	1.56%
After expense reimbursement or recovery	1.32	% (5)	1.38%		1.30%		1.29%	1.32%	1.60%
Ratio of net investment income
to average net assets:
Before expense reimbursement or recovery	(0.21	%)(5)	(0.38%)		(0.11%)		0.61%	0.26%	(0.16%)
After expense reimbursement or recovery	(0.21	%)(5)	(0.38%)		(0.11%)		0.61%	0.24%	(0.20%)
Portfolio turnover rate	100.45%		164.20%		139.89%		132.08%	179.88%	156.11%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Financial Highlights

					Period from
	Six Months		Year Ended	Year Ended	November 14, 2006 (1)
	Ended		September 30,	September 30,	through
	March 31, 2010		2009	2008	September 30, 2007
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$7.39		$8.17	$10.12	$10.00
Income (loss) from investment operations:
Net investment income (3)	0.03		0.07	0.14	0.11
Net realized and unrealized gains (losses)
on investments and short positions	1.03		(0.76)	(1.97)	0.12
Total from investment operations	1.06		(0.69)	(1.83)	0.23

Less distributions:
From net investment income	(0.02)		(0.09)	(0.12)	(0.11)
Redemption fees(4)	—		––	––	—
Total distributions	(0.02)		(0.09)	(0.12)	(0.11)
Net asset value, end of period	$8.43		$7.39	$8.17	$10.12

Total return	14.39%		(8.25%)	(18.23%)	2.30%

Supplemental data and ratios:
Net assets, end of period	$9,091,697		$11,713,295	$20,201,370	$11,425,370
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.68	%(5)	1.56%	1.35%	2.03	% (5)
After expense reimbursement or recovery	1.50	%(5)	1.50%	1.50%	1.50	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	0.62	%(5)	1.13%	1.79%	1.00	% (5)
After expense reimbursement or recovery	0.80	%(5)	1.19%	1.64%	1.53	% (5)
Portfolio turnover rate	59.16%		126.70%	110.14%	56.25%

(1)	Commencement of operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Clean Technology Fund - Retail
Financial Highlights

			Period from
	Six Months		July 22, 2009 (1)
	Ended		through
	March 31, 2010		September 30, 2009
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$11.52		$10.00
Income (loss) from investment operations:
Net investment loss (3)	(0.05)		(0.01)
Net realized and unrealized gains (losses)
on investments and short positions	(0.26)		1.53
Total from investment operations	(0.31)		1.52
Less distributions:
From net investment income	––		––
In excess of net investment income
From net realized gains	––		––
Redemption fees(4)	––		––
Total distributions	––		––
Net asset value, end of period	$11.21		$11.52

Total return	(2.69%)		15.20%

Supplemental data and ratios:
Net assets, end of period	$9,459,152		$2,170,237
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.60	%(5)	3.67	% (5)
After expense reimbursement or recovery	1.85	%(5)	2.07	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(1.29	%)(5)	(3.35	%)(5)
After expense reimbursement or recovery	(1.53	%)(5)	(1.75	%)(5)
Portfolio turnover rate	17.24%		22.50%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Clean Technology Fund - Institutional
Financial Highlights

			Period from
	Six Months		July 22, 2009(1)
	Ended		through
	March 31, 2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$11.52		$10.00
Income (loss) from investment operations:
Net investment loss (3)	(0.06)		(0.03)
Net realized and unrealized gains (losses)
on investments and short positions	(0.24)		1.55
Total from investment operations	(0.30)		1.52
Less distributions:
From net investment income	––		––
In excess of net investment income	––		––
From net realized gains	––		––
Total distributions	––		––
Net asset value, end of period	$11.22		$11.52

Total return	(2.60%)		15.20%

Supplemental data and ratios:
Net assets, end of period	$16,832,328		$6,458,943
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.47	% (4)	3.42	% (4)
After expense reimbursement or recovery	1.72	%(4)	1.82	% (4)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(1.16	%)(4)	(3.11	%)(4)
After expense reimbursement or recovery	(1.40	%)(4)	(1.51	%)(4)
Portfolio turnover rate	17.24%		22.50%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Hedged Equity Fund - Retail
Financial Highlights

			Period from
	Six Months		July 22, 2009(1)
	Ended		through
	March 31, 2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.56		$10.00
Loss from investment operations:
Net investment loss	(0.10	)(3)	(0.02	)(4)
Net realized and unrealized losses
on investments and short positions	(0.56)		(0.42)
Total from investment operations	(0.66)		(0.44)
Less distributions:
From net investment income	––		––
In excess of net investment income	––		––
From net realized gains	––		––
Redemption fees(5)	––		––
Total distributions	––		––
Net asset value, end of period	$8.90		$9.56

Total return	(6.90%)		(4.40%)

Supplemental data and ratios:
Net assets, end of period	$5,212,955		$593,636
Ratio of expenses to average net assets:
Before expense reimbursement (6)	3.03	%(7)	17.77	% (7)
After expense reimbursement (6)	2.72	%(7)	2.69	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	(1.88	%)(7)	(17.27	%)(7)
After expense reimbursement (8)	(2.19	%)(7)	(2.19	%)(7)
Portfolio turnover rate (9)	114.53%		34.06%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 2.58% and 2.27% respectively, for the period ended March 31, 2010, and 17.47% and 2.37%, respectively, for the period ended September 30, 2009.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Hedged Equity Fund - Institutional
Financial Highlights

			Period from
	Six Months		July 22, 2009 (1)
	Ended		through
	March 31, 2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.57		$10.00
Loss from investment operations:
Net investment loss	(0.09	) (3)	(0.01	) (4)
Net realized and unrealized losses
on investments and short positions	(0.59)		(0.42)
Total from investment operations	(0.68)		(0.43)
Less distributions:
From net investment income	––		––
In excess of net investment income	––		––
From net realized gains	––		––
Total distributions	––		––
Net asset value, end of period	$8.89		$9.57

Total return	(7.11%)		(4.30%)

Supplemental data and ratios:
Net assets, end of period	$114,179		$1,516,166
Ratio of expenses to average net assets:
Before expense reimbursement (5)	2.78	% (6)	17.53	% (6)
After expense reimbursement (5)	2.47	% (6)	2.44	% (6)
Ratio of net investment income to average net assets:
Before expense reimbursement (7)	(1.63	% )(6)	(17.04	%)(6)
After expense reimbursement (7)	(1.94	%) (6)	(1.95	%)(6)
Portfolio turnover rate (8)	114.53%		34.06%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 2.33% and 2.02% respectively, for the period ended March 31, 2010, and 17.22% and 2.15%, respectively, for the period ended September 30, 2009.

(6)	Annualized.
(7)	The net investment income ratios include dividends on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Financial Highlights

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2010		2009	2008	2007	2006	2005
	(Unaudited)

Per Share Data (1):
Net asset value, beginning of period	$4.75		$7.32	$4.88	$5.69	$6.72	$7.56
Income (loss) from investment operations:
Net investment income (loss) (2)	(0.06)		(0.22)	0.12	0.31	0.36	0.08
Net realized and unrealized gains (losses)
on investments and short positions	(0.59)		(1.97)	2.44	(0.81)	(1.04)	(0.84)
Total from investment operations	(0.65)		(2.19)	2.56	(0.50)	(0.68)	(0.76)
Less distributions:
From net investment income	––		(0.01)	(0.12)	(0.31)	(0.35)	(0.08)
From net realized gains	––		(0.19)	––	––	––	––
Return of capital	––		(0.18)	––	––	––	–– (3)
Total distributions	––		(0.38)	(0.12)	(0.31)	(0.35)	(0.08)
Net asset value, end of period	$4.10		$4.75	$7.32	$4.88	$5.69	$6.72

Total return	(13.68%)		(32.54%)	53.43%	(8.82%)	(10.23%)	(10.00%)

Supplemental data and ratios:
Net assets, end of period	$105,048,487		$86,244,258	$135,738,825	$76,664,501	$48,722,993	$54,684,868
Ratio of expenses to average net assets:
Before expense reimbursement (4)	2.53	%(6)	3.53%	3.21%	2.86%	2.93%	2.94%
After expense reimbursement (4)	2.53	%(6)	3.53%	3.21%	2.86%	2.93%	2.94%
Ratio of net investment income
to average net assets:
Before expense reimbursement (5)	(2.49	%)(6)	(2.83%)	2.01%	6.40%	5.57%	1.66%
After expense reimbursement (5)	(2.49	%)(6)	(2.83%)	2.01%	6.40%	5.57%	1.66%
Portfolio turnover rate (7)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Less than one cent per share.
(4)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.52% and 1.52%, respectively, for the period ended March 31, 2010, 1.47% and 1.47%, respectively, for the year ended September 30, 2009,1.50% and 1.50%, respectively, for the year ended September 30, 2008, 1.61% and 1.61%, respectively, for the period ended September 30, 2007, 1.57% and 1.57%, respectively, for the period ended September 30, 2006, and 1.77% and 1.77%, respectively, for the year ended September 30, 2005.

(5)	The net investment income ratios include dividends on short positions.
(6)	Annualized.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Consolidated Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.45%
Auto Components - 0.04%
Minth Group Ltd. (c)	380,000	$636,250
Chemicals - 0.42%
China BlueChemical Ltd. (c)	4,268,000	2,781,477
Olin Corp.	181,166	3,554,477
		6,335,954
Commercial Banks - 4.53%
Banco Santander SA - ADR	505,938	6,713,797
Bank of Montreal (c)	130,791	7,939,014
Barclays PLC - ADR	615,187	13,380,317
Canadian Imperial Bank of
Commerce (c)	209,129	15,266,417
HSBC Holdings PLC - ADR	127,196	6,447,565
ICICI Bank Ltd. - ADR	93,426	3,989,290
KB Financial Group, Inc.- ADR	113,538	5,445,282
Royal Bank of Canada (c)	127,960	7,466,466
Shinhan Financial Group
Co., Ltd. - ADR	19,479	1,548,581
		68,196,729
Commercial Services & Supplies - 1.06%
Pitney Bowes Inc.	653,252	15,972,012
Communications Equipment - 0.45%
Cisco Systems, Inc. (a)	261,722	6,812,624
Computers & Peripherals - 1.91%
Apple, Inc. (a)	45,438	10,674,749
Hewlett-Packard Co.	210,750	11,201,363
International Business
Machines Corp.	53,884	6,910,623
		28,786,735

	Shares	Fair Value
Construction Materials - 0.05%
Semen Gresik (c)	893,000	$716,402
Diversified Consumer Services - 0.08%
New Oriental Education & Technology
Group, Inc. - ADR (a)	13,716	1,172,855
Diversified Financial Services - 0.98%
Citigroup, Inc. (a)	1,550,875	6,281,044
JPMorgan Chase & Co.	187,574	8,393,937
		14,674,981
Diversified Telecomunication Services - 4.50%
AT&T Inc.	523,882	13,537,111
Atlantic Tele-Network, Inc.	11,478	515,706
China Communication Services
Corp., Ltd. (c)	5,618,000	2,821,934
China Unicom Ltd. (c)	2,657,000	2,990,911
KT Corp. - ADR (a)	483,306	10,033,432
P T Telekomunikasi Indonesia
Sponsored Adr - ADR	67,539	2,415,195
Telefonica SA - ADR	98,436	6,998,799
Telefonos De Mexico SAB de
CV - ADR	401,755	6,267,378
Verizon Communications Inc.	449,896	13,955,774
Vimpel-Communications - ADR	449,378	8,273,049
		67,809,289
Electronic Equipment, Instruments
& Components - 1.02%
Arrow Electronics, Inc. (a)	137,610	4,146,189
BYD Co., Ltd. (c)	1,126,000	11,217,581
		15,363,770

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Food Products - 0.91%
Chaoda Modern Agriculture
Holdings Ltd. (c)	4,097,000	$4,363,871
China Green Holdings Ltd. (c)	1,824,000	2,297,546
Golden Agriculture Resources
Ltd. (c)	13,451,000	5,576,740
Lotte Confectionery
Co., Ltd. (c)	1,253	1,460,698
		13,698,855
Health Care Equipment & Supplies - 0.45%
Mindray Medical International
Ltd. - ADR	103,360	3,764,371
Shandong Weigao GP Ltd. (c)	704,000	2,937,773
		6,702,144
Health Care Providers & Services - 4.08%
Aetna, Inc.	348,567	12,238,187
CIGNA Corp.	468,573	17,140,400
Coventry Health Care, Inc. (a)	757,470	18,724,659
Humana, Inc. (a)	201,725	9,434,678
Magellan Health Services, Inc. (a)	89,109	3,874,459
		61,412,383
Hotels, Restaurants & Leisure - 0.12%
Ctrip.com International,
Ltd. - ADR (a)	27,472	1,076,902
REXLot Holdings Ltd. (c)	4,850,000	693,370
		1,770,272

	Shares	Fair Value
Household Durables - 6.39%
Garmin Ltd. (c)	299,696	$11,532,302
Harman International Industries,
Inc. (a)	273,824	12,809,487
Panasonic Corp. - ADR	1,371,010	21,003,873
Sanyo Electric Co., Ltd. (a)(c)	2,291,000	3,675,794
Sharp Corp. (c)	907,000	11,341,138
Sony Corp. - ADR	763,113	29,242,490
Whirlpool Corp.	76,825	6,702,981
		96,308,065
Industrial Conglomerates - 6.20%
3M Co.	77,602	6,485,199
Carlisle Cos, Inc.	191,677	7,302,894
General Electric Co.	1,089,449	19,827,972
Koninklijke Philips Electronics
N.V. - ADR	235,015	7,525,180
McDermott International,
Inc. (a)(c)	500,269	13,467,241
Siemens AG - ADR	89,831	8,980,405
Textron, Inc.	711,205	15,098,882
Tyco International Ltd. (c)	383,795	14,680,159
		93,367,932
Insurance - 0.34%
China Life Insurance Co.
Ltd. (c)	1,055,000	5,054,706
Internet Software & Services - 1.05%
Baidu, Inc. - ADR (a)	12,618	7,532,946
Google, Inc. - Class A (a)	12,798	7,256,594
Tencent Holdings Ltd. (c)	47,500	953,151
		15,742,691

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
IT Services - 6.27%
Accenture PLC	201,019	$8,432,747
Alliance Data Systems Corp. (a)	110,679	7,082,349
Broadridge Financial Solutions,
Inc.	326,983	6,990,897
CACI International, Inc. (a)	89,831	4,388,244
Cognizant Technology Solutions
Corp. Class-A (a)	260,152	13,262,549
Convergys Corp. (a)	186,852	2,290,806
Fidelity National Information
Services Inc.	452,056	10,596,193
Genpact Ltd. (a)(c)	114,995	1,928,466
Infosys Technologies Ltd. - ADR	68,983	4,059,650
Lender Processing Services, Inc.	174,425	6,584,544
ManTech International Corp. (a)	28,731	1,402,935
Mastercard, Inc.	27,132	6,891,528
MAXIMUS, Inc.	30,189	1,839,416
Patni Computer Systems
Ltd. - ADR	38,958	926,421
RightNow Technologies, Inc. (a)	54,618	975,478
SAIC, Inc. (a)	199,774	3,536,000
Sapient Corp. (a)	418,994	3,829,605
TeleTech Holdings, Inc. (a)	116,439	1,988,778
Unisys Corp. (a)	106,518	3,716,413
VeriFone Holdings, Inc. (a)	183,526	3,709,060
Leisure Equipment & Products 0.22%		94,432,079
Polaris Industries, Inc.	65,075	3,329,237
Machinery - 0.86%
UTD Tractors (c)	2,664,000	5,372,207
Weichai Power Co., Ltd. (c)	917,000	7,676,852
		13,049,059

	Shares	Fair Value
Marine - 0.26%
China Shipping Development
Co. Ltd. (c)	2,406,000	$3,929,302
Media - 0.11%
BEC World PCL (c)	2,242,200	1,719,702
Multiline Retail - 0.26%
Golden Eagle Retail Group
Ltd. (c)	1,433,000	2,864,431
New World Department Store
China Ltd. (c)	1,068,000	1,028,901
		3,893,332
Oil, Gas & Consumable Fuels - 1.04%
Banpu PLC	462,500	8,725,066
Occidental Petroleum Corp.	82,494	6,974,043
		15,699,109
Paper & Forest Products - 3.16%
Domtar Corp. (a)	163,853	10,553,772
Fibria Celulose SA - ADR (a)	598,189	13,088,375
International Paper Co.	536,891	13,212,887
MeadWestvaco Corp.	282,429	7,216,061
Schweitzer-Mauduit International,
Inc.	74,211	3,529,475
		47,600,570
Pharmaceuticals - 1.68%
China Pharmaceutical Group
Ltd. (c)	1,034,000	639,237
Eli Lilly & Co.	417,994	15,139,743
Endo Pharmaceuticals Holdings,
Inc. (a)	144,927	3,433,320
Pfizer, Inc.	357,242	6,126,700
		25,339,000

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trust (REITs) – 3.10%
Nationwide Health Properties,
Inc.	459,324	$16,145,239
Omega Healthcare Investors,
Inc.	818,742	15,957,281
Senior Housing Properties Trust	660,761	14,635,856
		46,738,376
Real Estate Management &
Development – 0.05%
New World Development Ltd.(c)	367,000	718,473
Semiconductors & Semiconductor
Equipment – 1.65%
Intel Corp.	496,273	11,047,037
Samsung Electronics Co., Ltd.- ADR
(Acquired 01/25/2010 through
02/03/2010, Cost $13,920,256)
(a)(e)	38,228	13,818,776
		24,865,813
Software – 1.66%
Longtop Financial Technologies
Ltd. – ADR (a)	26,892	866,191
Microsoft Corp.	247,674	7,249,418
Novell, Inc. (a)	1,523,573	9,126,202
Oracle Corp.	269,010	6,910,867
Shanda Interactive Entertainment
Ltd. – ADR (a)	18,840	821,236
		24,973,914
Specialty Retail – 2.76%
Best Buy, Inc.	587,248	24,981,530
Hhgregg, Inc. (a)	113,538	2,865,699
Home Depot, Inc.	320,983	10,383,800
Radioshack Corp.	146,600	3,317,558
		41,548,587

	Shares	Fair Value
Textiles, Apparel & Luxury Goods – 0.64%
361 Degrees International
Ltd. ©	1,651,000	$1,294,985
Fossil, Inc. (a)	54,519	2,057,547
Li Ning Co. Ltd. ©	1,723,000	6,246,895
		9,599,427
Tobacco – 2.53%
Altria Group, Inc.	756,571	15,524,837
Phillip Morris International, Inc.	142,537	7,434,730
Reynolds American, Inc.	281,227	15,180,633
		38,140,200
Transportation Infrastructure – 0.34%
Jasa Marga ©	7,266,000	1,429,325
Zhejiang Expressway Co.,
Ltd. ©	4,140,000	3,737,824
		5,167,149
Water Utilities – 0.23%
Guangdong Investment Ltd.(c)	6,492,000	3,511,788
Globe Telecom, Inc. ©	34,830	770,746
TOTAL COMMON STOCKS
(Cost $811,204,507)		$925,560,512

PREFERRED STOCKS – 0.72%
Itau Unibanco Holding SA- ADR	189,725	$4,172,053
Telecommunications – 0.44%
Brasil Telecom SA (a)	24,443	466,617
Tele Norte Leste Participacoes SA	345,680	6,104,708
		6,571,325
TOTAL PREFERRED STOCKS
(Cost $9,892,313)		$10,743,378

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES – 16.06%
Exchange Traded Funds - 7.73%
iShares China 25 Fund	1,048,476	$44,140,840
iShares MSCI Brazil
Index Fund	82,418	6,070,910
iShares MSCI Emerging
Markets Index Fund	152,785	6,435,304
iShares MSCI Malaysia
Index Fund	339,034	3,959,917
iShares MSCI South Africa Fund	40,815	2,466,451
iShares MSCI South Korea
Index Fund	142,797	7,139,850
iShares MSCI Taiwan
Index Fund	177,182	2,223,634
iShares S&P Latin America 40
Index Fund	218,009	10,523,294
Market Vectors - Russia ETF (d)	461,466	15,851,357
SPDR S&P Emerging Middle East
& Africa ETF (d)	20,150	1,347,028
Vanguard Emerging Markets
ETF	385,450	16,258,281
		116,416,866

	Shares	Fair Value
Mutual Funds - 8.33%
Central Europe & Russia Fund	44,817	$1,604,897
Fidelity China Region Fund	520,917	14,489,373
Fidelity High Income Fund	1,889,062	16,378,165
ING Russia Fund - Class A (a)(d)	217,947	7,921,912
Matthews China Fund	614,882	16,155,222
Matthews India Fund	378,754	6,703,219
Matthews Korea Fund (d)	844,606	3,692,704
T Rowe Price High Yield Fund	3,651,597	24,064,024
US Global Investors Funds: Eastern
European Fund (a)(d)	1,335,643	12,822,172
Vanguard High-Yield
Corporate Fund	3,875,391	21,547,173
		125,378,861
TOTAL INVESTMENT COMPANIES
(Cost $179,671,302)		$241,795,727

EXCHANGE TRADED NOTES - 0.48%
iPath MSCI India Index ETN (a)	108,624	$7,261,514
TOTAL EXCHANGE TRADED NOTES
(Cost $6,890,685)		$7,261,514

	Troy Ounces	Fair Value
PRECIOUS METALS - 2.38%
Gold Bullion (a)	25,028	$27,856,164
Silver (a)	458,000	8,015,000
TOTAL PRECIOUS METALS
(Cost $28,159,908)		$35,871,164

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 6.62%
Republic of Brazil
12.500%, 01/05/2022 (c)
BRL	151,944,000	$99,752,366
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $88,361,264)		$99,752,366

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 6.92%
Money Market Funds - 6.92%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.020% (b) (f)	104,248,050	$104,248,050
TOTAL SHORT-TERM INVESTMENTS
(Cost $104,248,050)		$104,248,050
Total Investments
(Cost $1,228,428,029) - 94.63%		$1,425,232,711
Other Assets in Excess of
Liabilities - 5.37%		80,910,263
TOTAL NET ASSETS - 100.00%		$1,506,142,974

Percentages are stated as a percent of net assets.
BRL Brazilian Real
ADRAmerican Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(c)	Foreign issued security.
(d)
A portion of this security is considered illiquid.  The market value of these securities total $41,635,173, which represents 2.76% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2010, the market value of these securities total $13,818,776 which represents 0.92% of total net assets.

(f)	All or a portion of the shares have been committed as collateral for open securities sold short.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

	Principal
	Amount	Fair Value
UNITED STATES TREASURY
OBLIGATIONS - 4.64%
United States Treasury Bond - 4.21%
United States Treasury Bond
4.250%, 05/15/2039	$68,400,000	$63,376,841
United States Treasury Strips - 0.43%
United States Treasury Strips
4.969%, 05/15/2039	27,000,000	6,482,592

Total Securities Sold Short
(Proceeds $74,915,010)		$69,859,433

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.46%
Aerospace & Defense - 0.24%
Lockheed Martin Corporation	40,612	$3,379,731
Auto Components - 0.04%
Minth Group Ltd. (c)	332,000	555,881
Chemicals - 3.04%
Celanese Corporation (a)	141,181	4,496,615
China BlueChemical Ltd. (c)	3,718,000	2,423,039
Lubrizol Corp.	131,938	12,101,353
Mosaic Co.	31,353	1,905,322
NewMarket Corp.	75,496	7,775,333
Olin Corp.	287,106	5,633,020
RPM International, Inc.	138,526	2,956,145
The Dow Chemical Company	166,621	4,926,983
		42,217,810
Commercial Banks - 1.27%
Bank of Montreal (c)	139,241	8,451,929
Barclays PLC - ADR	126,327	2,747,612
Canadian Imperial Bank of
Commerce (c)	88,973	6,495,029
		17,694,570
Commercial Services & Supplies - 1.12%
Pitney Bowes Inc.	571,382	13,970,290
R.R.Donnelley & Sons Company	72,402	1,545,783
		15,516,073
Communications Equipment - 0.62%
Cisco Systems, Inc. (a)	332,367	8,651,513

	Shares	Fair Value
Computers & Peripherals - 2.07%
Hewlett-Packard Co.	192,848	$10,249,871
Lexmark International, Inc.
- Class A (a)	176,694	6,375,119
Seagate Technology (a)	326,080	5,954,221
Western Digital Corp. (a)	160,631	6,263,003
		28,842,214
Construction & Engineering - 0.55%
Chicago Bridge & Iron Co.
NV (a)	329,293	7,659,355

Construction Materials - 0.05%
Semen Gresik (c)	778,000	624,144
Containers & Packaging - 0.46%
Packaging Corp. of America	259,183	6,378,494
Diversified Consumer Services - 0.07%
New Oriental Education & Technology
Group, Inc. - ADR (a)	11,990	1,025,265
Diversified Telecommunication Services - 2.54%
AT&T Inc.	458,224	11,840,508
China Communication Services
Corp., Ltd. (c)	4,894,000	2,458,267
China Unicom Ltd. (c)	2,314,000	2,604,805
Verizon Communications Inc.	393,514	12,206,804
Vimpel-Communications - ADR	340,556	6,269,636
		35,380,020
Electric Utilities - 0.23%
Cleco Corp.	69,700	1,850,535
Enersis SA - ADR	65,766	1,314,662
		3,165,197
Electronic Equipment, Instruments &
Components - 0.70%
BYD Co., Ltd. (c)	981,000	9,773,043

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Energy Equipment & Services - 0.33%
Rowan Companies, Inc. (a)	156,051	$4,542,645
Food Products - 1.62%
Chaoda Modern Agriculture
Holdings Ltd. (c)	3,569,000	3,801,479
China Green Holdings Ltd. (c)	1,590,000	2,002,795
Fresh Del Monte Produce,
Inc. (a)	269,163	5,450,551
Golden Agriculture Resources
Ltd. (c)	11,716,000	4,857,414
Lotte Confectionery Co.,
Ltd. (c)	1,077	1,255,524
Sara Lee Corp.	366,462	5,104,816
		22,472,579
Health Care Equipment & Supplies - 0.42%
Mindray Medical International
Ltd. - ADR	90,034	3,279,038
Shandong Weigao GP Ltd. (c)	612,000	2,553,859
		5,832,897
Health Care Providers & Services - 3.44%
Amedisys, Inc. (a)	101,197	5,588,098
AmerisourceBergen Corp.	282,710	8,175,973
CIGNA Corp.	43,433	1,588,779
Coventry Health Care, Inc. (a)	64,773	1,601,189
Healthspring, Inc. (a)	330,899	5,823,822
Humana, Inc. (a)	157,418	7,362,440
McKesson Corporation	96,378	6,333,962
Medco Health Solutions, Inc. (a)	70,677	4,562,907
Mednax, Inc. (a)	117,260	6,823,360
		47,860,530

	Shares	Fair Value
Hotels, Restaurants & Leisure - 0.93%
Cracker Barrel Old Country
Store, Inc.	144,426	$6,698,478
Ctrip.com International, Ltd.
- ADR (a)	24,014	941,349
REXLot Holdings Ltd. (c)	4,250,000	607,592
Starbucks Corp.	192,757	4,678,212
		12,925,631
Household Durables - 1.49%
Garmin Ltd. (c)	189,544	7,293,653
Tempur-Pedic International
Inc. (a)	226,489	6,830,908
Whirlpool Corp.	75,065	6,549,421
		20,673,982
Industrial Conglomerates - 1.66%
3M Co.	24,240	2,025,737
General Electric Co.	367,098	6,681,184
Koninklijke Philips Electronics
N.V. - ADR	212,960	6,818,979
Tyco International Ltd. (c)	198,729	7,601,384
		23,127,284
Insurance - 1.41%
China Life Insurance Co. Ltd. (c) 919,000		4,403,104
Conseco, Inc. (a)	1,014,682	6,311,322
Prudential Financial, Inc.	106,971	6,471,746
Unitrin, Inc.	84,524	2,370,898
		19,557,070
Internet Software & Services 0.53%
Baidu, Inc. - ADR (a)	10,991	6,561,627
Tencent Holdings Ltd. (c)	41,500	832,753
		7,394,380

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
IT Services - 0.74%
Computer Sciences Corp. (a)	90,443	$4,928,239
Lender Processing Services, Inc.	142,961	5,396,778
		10,325,017
Leisure Equipment & Products - 0.45%
Hasbro, Inc.	163,632	6,263,833
Machinery - 3.79%
Bucyrus International, Inc.	358,495	23,657,085
Caterpillar, Inc.	120,724	7,587,503
Joy Global, Inc.	119,412	6,758,719
Snap-on Inc.	76,774	3,327,385
UTD Tractors (c)	2,320,500	4,679,507
Weichai Power Co., Ltd. (c)	799,000	6,688,991
		52,699,190
Marine - 0.25%
China Shipping Development
Co. Ltd. (c)	2,096,000	3,423,033
Media - 0.60%
BEC World PCL (c)	1,953,100	1,497,971
Viacom Inc. - Class B (a)	200,449	6,891,437
		8,389,408
Metals & Mining - 2.61%
Allegheny Technologies, Inc.	137,135	7,403,919
BHP Billiton Ltd. - ADR (a)	71,290	5,726,013
Companhia Siderurgica
Nacional Sponsored - ADR	188,079	7,509,994
Freeport-McMoran Copper &
Gold, Inc. (a)	76,932	6,426,899
Teck Resources Ltd.	213,194	9,286,731
		36,353,556

	Shares	Fair Value
Multiline Retail - 1.31%
Golden Eagle Retail Group
Ltd. (c)	1,248,000	$2,494,634
Macy's, Inc.	334,378	7,279,409
New World Department Store
China Ltd. (c)	930,000	895,952
Nordstrom, Inc.	185,576	7,580,779
		18,250,774
Multi-Utilities - 0.39%
Dominion Resources, Inc.	98,391	4,044,854
TECO Energy, Inc.	83,926	1,333,584
		5,378,438
Oil, Gas & Consumable Fuels - 2.33%
Anadarko Petroleum Corp.	45,063	3,281,938
Banpu PLC	402,900	7,600,711
Devon Energy Corp.	47,368	3,051,920
Massey Energy Corp.	178,307	9,323,673
Occidental Petroleum Corp.	108,683	9,188,061
		32,446,303
Personal Products - 1.40%
Herbalife Ltd.	173,481	8,000,944
NBTY, Inc. (a)	136,536	6,550,997
The Estee Lauder Companies Inc.	75,496	4,897,426
		19,449,367

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Pharmaceuticals - 5.03%
AstraZeneca PLC - ADR (a)	128,505	$5,746,743
Bristol-Myers Squibb Co.	432,934	11,559,338
China Pharmaceutical Group
Ltd. (c)	904,000	558,869
Eli Lilly & Co.	492,732	17,846,753
Forest Laboratories, Inc. (a)	53,249	1,669,889
Medicis Pharmaceutical Corporation
- Class A	242,581	6,103,338
Merck & Co., Inc.	195,709	7,309,731
Novartis AG - ADR	135,448	7,327,737
Sanofi-Aventis SA - ADR	200,595	7,494,229
Valeant Pharmaceuticals
International (a)	100,107	4,295,591
		69,912,218
Real Estate Investment Trusts (REITs) - 4.29%
HCP, Inc.	196,464	6,483,312
Health Care REIT, Inc.	37,671	1,703,860
Nationwide Health Properties, Inc.	524,617	18,440,288
Omega Healthcare Investors, Inc.	698,288	13,609,633
Senior Housing Properties Trust	566,013	12,537,188
Ventas, Inc.	144,209	6,847,043
		59,621,324
Real Estate Management &
Development - 0.05%
New World Development Ltd. (c)	320,000	626,461
Semiconductors & Semiconductor
Equipment - 1.96%
Amkor Technology, Inc. (a)	909,314	6,428,850
Intel Corp.	312,737	6,961,526
Marvell Technology Group
Ltd. (a)	308,419	6,285,579
Texas Instruments, Inc.	310,591	7,600,162
		27,276,117

	Shares	Fair Value
Software - 1.25%
Check Point Software
Technologies (a)	207,214	$7,264,923
Longtop Financial Technologies
Ltd. - ADR (a)	23,507	757,160
Microsoft Corp.	120,684	3,532,421
Perfect World - ADR (a)	136,536	5,113,273
Shanda Interactive Entertainment
Ltd. - ADR (a)	16,469	717,884
		17,385,661
Specialty Retail - 2.32%
Bed Bath & Beyond Inc. (a)	145,297	6,358,197
Best Buy, Inc.	133,323	5,671,560
CarMax, Inc. (a)	277,891	6,980,622
Jos A Bank Clothiers, Inc. (a)	107,654	5,883,291
Limited Brands, Inc.	301,798	7,430,267
		32,323,937
Textiles, Apparel & Luxury Goods - 2.67%
361 Degrees International
Ltd. (c)	1,443,000	1,131,838
Carter, Inc. (a)	102,804	3,099,541
Coach, Inc.	165,450	6,538,584
Deckers Outdoor Corp. (a)	61,040	8,423,520
Li Ning Co. Ltd. (c)	1,501,000	5,442,013
Skechers U.S.A., Inc. (a)	170,888	6,206,652
Warnaco Group, Inc. (a)	133,323	6,360,840
		37,202,988
Tobacco - 3.74%
Altria Group, Inc.	893,705	18,338,826
Lorillard, Inc.	115,591	8,697,067
Phillip Morris
International, Inc.	133,323	6,954,128
Reynolds American, Inc.	333,088	17,980,090
		51,970,111

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Transportation Infrastructure - 0.32%
Jasa Marga (c)	6,329,000	$1,245,003
Zhejiang Expressway Co.,
Ltd. (c)	3,606,000	3,255,699
		4,500,702
Water Utilities - 0.22%
Guangdong Investment
Ltd. (c)	5,654,000	3,058,480
Wireless Telecommunication Services - 0.91%
America Movil SAB de CV- ADR	120,473	6,064,611
Globe Telecom, Inc. (c)	37,220	823,634
Vivo Participacoes S.A.	213,639	5,791,753
		12,679,998
TOTAL COMMON STOCKS
(Cost $687,323,387)		$854,787,224

PREFERRED STOCKS - 0.46%
Commercial Banks - 0.46%
Itau Unibanco Holding
SA - ADR	289,848	$6,373,758
TOTAL PREFERRED STOCKS
(Cost $5,262,750)		$6,373,758

	Shares	Fair Value
INVESTMENT COMPANIES - 15.71%
Exchange Traded Funds - 7.22%
iShares China 25 Fund	865,993	$36,458,305
iShares MSCI Brazil Index Fund	70,825	5,216,969
iShares MSCI Emerging Markets
Index Fund	298,382	12,567,850
iShares MSCI Malaysia
Index Fund	351,318	4,103,394
iShares MSCI Singapore
Index Fund	334,919	3,851,569
iShares MSCI South Africa
Index Fund	39,784	2,404,147
iShares MSCI South Korea
Index Fund	180,364	9,018,200
iShares MSCI Taiwan
Index Fund	183,501	2,302,938
iShares S&P Latin America 40
Index Fund	184,274	8,894,906
Market Vectors - Russia ETF (d)	400,683	13,763,461
SPDR S&P Emerging Middle East
& Africa ETF (d)	27,450	1,835,033
		100,416,772

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Mutual Funds - 8.49%
Apollo Investment Corporation	522,050	$6,645,696
Central Europe & Russia Fund	37,882	1,356,555
Fidelity China Region Fund	492,168	13,689,703
Fidelity High Income Fund	1,708,872	14,815,920
ING Russia Fund -
Class A (a)(d)	213,492	7,759,976
Matthews China Fund	606,999	15,948,113
Matthews India Fund	338,696	5,994,272
T Rowe Price High Yield Fund	3,206,713	21,132,236
US Global Investors Funds: Eastern
European Fund (a) (d)	1,239,125	11,895,599
Vanguard High-Yield Corporate
Fund	3,390,559	18,851,506
		118,089,576
TOTAL INVESTMENT COMPANIES
(Cost $172,027,046)		$218,506,348

EXCHANGE TRADED NOTES - 0.44%
iPath MSCI India Index ETN (a)	91,816	$6,137,900
TOTAL EXCHANGE TRADED NOTES
(Cost $5,774,337)		$6,137,900

	Troy Ounces	Fair Value
PRECIOUS METALS - 2.57%
Gold Bullion (a)	24,994	$27,818,322
Silver (a)	457,000	7,997,500
TOTAL PRECIOUS METALS
(Cost $28,043,904)		$35,815,822

	Principal
	Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 6.49%
Republic of Brazil
12.500%, 01/05/2022 (c)
BRL	137,452,000	$90,238,260
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $75,075,173)		$90,238,260

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 7.70%
Money Market Funds - 7.70%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.020% (b)(e)	107,169,776	$107,169,776
TOTAL SHORT-TERM INVESTMENTS
(Cost $107,169,776)		$107,169,776
Total Investments
(Cost $1,080,676,373) - 94.83%		$1,319,029,088
Other Assets in Excess of
Liabilities - 5.17%		71,877,219
TOTAL NET ASSETS - 100.00%		$1,390,906,307

Percentages are stated as a percent of net assets.
BRL Brazilian Real
ADRAmerican Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(c)	Foreign issued security.
(d)
A portion of this security is considered illiquid.  The market value of these securities total $35,254,069, which represents 2.53% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

(e)	All or a portion of the shares have been committed as collateral for open securities sold short.

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Consolidated Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

	Principal
	Amount	Fair Value
UNITED STATES TREASURY
OBLIGATIONS - 4.38%
United States Treasury Bond - 3.97%
United States Treasury Bond
4.250%, 05/15/2039	$59,600,000	$55,223,095
United States Treasury Strips - 0.41%
United States Treasury Strips
4.797%, 05/15/2039	23,600,000	5,666,266
Total Securities Sold Short
(Proceeds $65,296,818)		$60,889,361

Percentages are stated as a percent of net assets.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 67.76%
Aerospace & Defense - 4.13%
Aselsan Elektronik Sanayi Ve
Ticaret AS (b)	198,348	$1,685,844
Bombardier Inc. Class - B (b)	309,602	1,899,100
General Dynamics Corp.	23,333	1,801,307
L-3 Communications
Holdings, Inc.	18,905	1,732,265
Northrop Grumman Corp.	27,222	1,784,946
Raytheon Co.	15,463	883,247
Teledyne Technologies, Inc. (a)	21,174	873,851
		10,660,560
Commercial Banks - 0.32%
RHB Capital Berhad (b)	474,300	820,065
Computers & Peripherals - 1.67%
Micro-Star International Co.,
Inc. (a) (b)	1,921,448	1,204,006
Mitac International Corp.
(a) (b)	2,264,000	1,040,821
QLogic Corp. (a)	101,895	2,068,468
		4,313,295
Consumer Finance - 4.67%
Banco Compartamos SA
de CV (a) (b)	333,900	1,882,614
Barclays PLC - ADR	70,018	1,522,891
Capital One Financial Corp.	46,283	1,916,579
Cash America International, Inc.	47,249	1,865,391
Credit Accepetance Corp. (a)	34,002	1,402,242
Discover Financial Services	123,977	1,847,257
International Personal
Finance Plc (a) (b)	240,637	877,494
Provident Financial (a) (b)	54,991	723,917
		12,038,385

	Shares	Fair Value
Electric Utilities - 1.15%
CEZ AS Group (a) (b)	31,621	$1,493,715
Enersis SA - ADR	74,311	1,485,477
		2,979,192
Energy Equipment & Services - 4.59%
AMEC PLC (a) (b)	128,706	1,560,534
Fred. Olsen Energy (b)	42,950	1,644,085
Petroleum Geo - Services (a) (b)	163,600	2,142,997
Rowan Companies, Inc.	73,098	2,127,883
Subsea 7, Inc. (a) (b)	134,000	2,714,632
Tidewater, Inc.	34,771	1,643,625
		11,833,756
Health Care Equipment & Supplies - 0.18%
CareFusion Corp. (a)	17,301	457,265
Health Care Providers & Services - 8.46%
Aetna, Inc.	45,884	1,610,987
Amedisys, Inc. (a)	28,488	1,573,107
AMERIGROUP Corp. (a)	73,489	2,442,774
Cardinal Health, Inc.	34,602	1,246,710
Community Health Systems
Inc. (a)	66,906	2,470,839
Hannover Rueckvers AG (a) (b)	35,556	1,755,757
Humana, Inc. (a)	43,491	2,034,074
McKesson Corporation	33,965	2,232,180
Psychiatric Solutions, Inc. (a)	69,994	2,085,821
UnitedHealth Group, Inc.	63,267	2,066,933
Wellpoint, Inc. (a)	35,548	2,288,580
		21,807,762

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Industrial Conglomerates - 7.34%
Carlisle Cos, Inc.	45,206	$1,722,349
CJ Corp. (b)	30,646	1,825,569
Discount Investment Corp. (b)	27,000	752,486
General Electric Co.	93,680	1,704,976
Hutchison Whampoa Ltd. (b)	218,000	1,594,797
Jardine Strategic Holdings
Ltd. (a)	41,500	798,460
John Wood Group PLC(a) (b)	315,979	1,742,492
Keppel Corp. (b)	275,000	1,792,773
McDermott International,
Inc. (a)	75,733	2,038,732
MMC Corporation (b)	2,054,500	1,536,781
NWS Holdings Ltd. (b)	403,000	804,521
Reunert Ltd. (b)	106,257	845,971
Rolls Royce Group (a) (b)	194,477	1,757,429
		18,917,336
Insurance - 3.86%
Endurance Specialty Holdings
Ltd.	43,902	1,630,959
Montpelier Re Holdings Ltd.	94,782	1,593,286
PartnerRe Ltd.	21,454	1,710,313
Platinum Underwriter
Holdings Ltd.	45,181	1,675,312
Transatlantic Holdings, Inc.	30,223	1,595,775
Validus Holdings Ltd.	63,321	1,743,227
		9,948,872
Internet & Catalog Retail - 0.98%
Wotif.com Holdings Ltd. (b)	379,563	2,525,219

	Shares	Fair Value
Internet Software & Services - 4.43%
Akamai Technologies, Inc. (a)	84,668	$2,659,422
eBay, Inc. (a)	67,893	1,829,716
IAC Inter/ActiveCorp (a)	79,080	1,798,279
MercadoLibre, Inc. (a)	46,817	2,257,048
NHN Corp. (a) (b)	9,810	1,560,652
Sohu.com, Inc. (a)	23,982	1,309,417
		11,414,534
IT Services - 5.35%
Accenture PLC Class - A	45,165	1,894,672
Broadridge Financial Solutions,
Inc.	76,050	1,625,949
Computer Sciences Corp. (a)	31,412	1,711,640
ManTech International Corp
Class - A (a)	34,212	1,670,572
Patni Computer Systems
Ltd. - ADR	43,039	1,023,467
Total System Services, Inc.	94,938	1,486,729
Wipro Ltd - ADR	188,170	4,386,243
		13,799,272
Media - 8.11%
CBS Corp.	149,748	2,087,487
Comcast Corp.	109,859	2,067,546
Daiichikosho Co. Ltd. (b)	140,600	1,813,709
DISH Network Corp.	90,473	1,883,648
Metropole Tv- (M6) (a) (b)	63,563	1,644,063
Modern Times Group(a) (b)	34,170	1,987,563
Naspers Ltd. (b)	42,603	1,851,224
ProSiebenSat.1 Media (a) (b)	114,879	1,939,528
The Walt Disney Co.	55,896	1,951,329
Tv Azteca, S.A. de CV (b)	3,056,100	1,772,297
Viacom Inc. - Class B (a)	55,743	1,916,444
		20,914,838

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Paper & Forest Products - 3.86%
Holmen AB (b)	66,659	$1,795,582
International Paper Co.	60,463	1,487,994
MeadWestvaco Corp.	58,087	1,484,123
Semapa-Sociedade de Investimento
e Gestao (a) (b)	152,774	1,619,811
Sino-Forest Corp. (a) (b)	92,100	1,804,549
Svenska Cellulosa Aktiebolaget
(a) (b)	125,852	1,774,331
		9,966,390
Real Estate Investment Trust (REITs) - 1.83%
American Capital Agency Corp.	46,408	1,188,045
Annaly Capital Management, Inc.	129,430	2,223,607
MFA Financial, Inc.	177,207	1,304,244
		4,715,896
Specialty Retail - 5.40%
AutoNation, Inc. (a)	92,159	1,666,235
CarMax, Inc. (a)	71,943	1,807,208
Collective Brands, Inc. (a)	79,051	1,797,620
Delek Automotive Systems
Ltd. (b)	66,317	825,430
Dufry South America
Ltd. (b) - BDR	88,154	1,695,317
Jo-ann Stores, Inc. (a)	41,797	1,754,638
K's Holdings Corp. (b)	69,120	1,696,763
Premier Investment Ltd. (b)	113,164	789,222
WH Smith PLC (a) (b)	255,699	1,885,401
		13,917,834
Wireless Telecommunication Services - 1.43%
America Movil SAB de CV- ADR 33,500		1,686,390
Globe Telecom, Inc. (b)	59,810	1,323,523
MTN Group Ltd. (b)	44,840	689,491
		3,699,404

	Shares	Fair Value
TOTAL COMMON STOCKS
(Cost $154,905,525)		$174,729,875
PREFERRED STOCKS - 1.41%
Electric Utilities - 1.41%
Centrais Eletricas Brasileiras (b)	105,600	$1,900,188
Companhia Paranaense de
Energia-Copel	84,396	1,728,430
		3,628,618
TOTAL PREFERRED STOCKS
(Cost $2,444,220)		$3,628,618

INVESTMENT COMPANIES - 10.86%
Exchange Traded Funds - 6.91%
Advent Claymore Convertible Securities
and Income Fund	127,396	$2,142,801
Advent Claymore Global Convertible
Securities & Income Fund	226,478	1,974,888
iShares Barclays Intermediate
Credit Bond Fund	17,744	1,845,731
iShares iBoxx $ Investment Grade
Corporate Bond Fund	40,295	4,260,390
iShares iBoxx High Yield Corporate
Bond Fund	20,466	1,808,580
iShares JPMorgan USD Emerging
Markets Bond Fund	17,953	1,870,703
PowerShares Emerging Markets
Sovereign Debt Portfolio	72,500	1,899,500
SPDR Barclays Capital High Yield
Bond ETF	50,492	2,009,077
		17,811,670

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Mutual Funds - 3.95%
Aberdeen Asia Pacific Income
Fund	491,472	$3,204,397
ING Clarion Global Real Estate
Income Fund	293,000	2,209,220
T Rowe Price High Yield Fund	501,858	3,307,247
Vanguard High-Yield Corporate
Fund	261,835	1,455,801
		10,176,665
TOTAL INVESTMENT COMPANIES
(Cost $24,201,951)		$27,988,335
WARRANTS - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Beach Energy Ltd.
Expiration: June, 2010
Exercise Price: $2.00 (a) (b) (d)	1	$0
TOTAL WARRANTS
(Cost $0)		$0

	Troy Ounces	Fair Value
PRECIOUS METALS - 2.55%
Gold Bullion (a)	4,778	$5,317,914
Silver (a)	72,000	1,260,000
TOTAL PRECIOUS METALS
(Cost $5,809,258)		$6,577,914

	Principal
	Amount	Fair Value
UNITED STATES TREASURY
OBLIGATIONS - 2.05%
United States Treasury Inflation
Indexed Bonds
1.250%, 04/15/2014	$5,119,400	$5,291,381
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $5,347,902)		$5,291,381

FOREIGN GOVERNMENT BONDS - 2.58%
Commonwealth of Australia
5.750%, 06/15/2011 (b)
AUD	2,951,000	$2,745,274
Republic of Brazil
12.500%, 01/05/2022 (b)
BRL	5,951,000	3,906,876
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $6,540,194)		$6,652,150

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 12.28%
Money Market Funds - 12.28%
Dreyfus Government Cash Management Fund
0.010% (c)		$11,030,355
Fidelity Institutional Money Market
Fund - Government Portfolio
0.020% (c)	20,628,164	20,628,164
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,658,519)		$31,658,519
Total Investments
(Cost $230,907,569) - 99.49%		$256,526,792
Other Assets in Excess of
Liabilities - 0.51%		1,325,620
TOTAL NET ASSETS - 100.00%		$257,852,412

Percentages are stated as a percent of net assets.
AUDAustralian Dollar
BRL Brazilian Real
ADRAmerican Depository Receipt
BDR Brazilian Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(d)	Market Value of Security is less than $1.00

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
March 31, 2010
Australian Dollar	$6,059,715	2.36%
Brazilian Real	7,502,381	2.92
British Pound	8,547,267	3.33
Canadian Dollar	3,703,648	1.44
Czech Koruna	1,493,715	0.58
Euro	6,959,159	2.71
Hong Kong Dollar	2,399,317	0.94
Israel Shekel	1,577,916	0.62
Japanese Yen	3,510,472	1.37
Malaysian Ringgit	2,356,846	0.92
Mexican Peso	3,654,911	1.42
New Taiwan Dollar	2,244,827	0.88
New Turkish Lira	1,685,844	0.66
Norwegian Krone	6,501,714	2.53
Philippine Peso	1,323,523	0.52
Rand	3,386,686	1.32
Singapore Dollar	1,792,773	0.70
South Korea Won	3,386,222	1.32
Swedish Krona	5,557,476	2.17
US Dollar	176,304,466	68.73
	249,948,878	97.44
Precious Metals	6,577,914	2.56
Total Investments	$256,526,792	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
March 31, 2010
Australia	$6,059,715	2.36%
Bermuda	9,151,556	3.57
Brazil	9,230,811	3.60
Canada	3,703,648	1.44
Cayman Islands	2,714,632	1.06
Chile	1,485,477	0.58
Czech Republic	1,493,715	0.58
France	1,644,063	0.64
Germany	3,695,285	1.44
Hong Kong	2,399,317	0.93
India	5,409,710	2.11
Ireland	1,894,672	0.74
Israel	1,577,916	0.61
Japan	3,510,472	1.37
Republic of Korea	3,386,222	1.32
Malaysia	2,356,846	0.92
Mexico	5,341,301	2.08
Norway	3,787,082	1.48
Panama	2,038,732	0.79
Philippines	1,323,523	0.52
Portugal	1,619,811	0.63
Singapore	1,792,773	0.70
South Africa	3,386,686	1.32
Sweden	5,557,476	2.17
Taiwan, Province of China	2,244,827	0.88
Turkey	1,685,843	0.66
United Kingdom	10,070,158	3.93
United States	151,386,609	59.01
	249,948,878	97.44
Precious Metals	6,577,914	2.56
Total Investments	$256,526,792	100.00%

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.61%
Air, Freight & Logistics - 0.15%
Panalpina Welt AG (a) (b)	699	$59,366
United Parcel Service, Inc.
Class - B	813	52,365
Expeditors International of
Washington, Inc.	1,277	47,147
Kintetsu World Express Inc. (b)	1,600	41,296
Go Ahead Group (b)	2,732	58,165
Deutsche Post AG (a) (b)	2,846	49,376
DSV Air & Sea, Inc. (a) (b)	4,716	84,279
		391,994
Biotechnology - 0.11%
Basilea Pharmaceutica AG (a) (b)	220	17,057
Celgene Corp. (a)	496	30,732
United Therapeutics Corp. (a)	618	34,194
Intercell AG (a)(b)	651	18,913
Abraxis Bioscience Inc. (a)	756	39,123
Vertex Pharmaceuticals, Inc. (a)	764	31,225
Myriad Genetics, Inc. (a)	1,049	25,228
Amylin Pharmaceuticals, Inc. (a)	2,106	47,364
Zeltia Sa (a) (b)	4,448	23,610
		267,446
Capital Markets - 0.12%
Monex Group, Inc. (b)	106	52,155
Greenhill & Co., Inc.	642	52,702
Lazard Ltd. Class - A (b)	1,334	47,624
The Charles Schwab Corp.	2,553	47,716
GMP Capital Inc. (b)	4,074	57,160
Kabu.com Securities Co., Ltd. (b)	9,800	52,831
		310,188

	Shares	Fair Value
Chemicals - 0.13%
Potash Corp. of Saskatchewan (b)	423	$50,485
Monsanto Co.	602	42,995
K+S AG (a) (b)	805	48,851
Yara International (a) (b)	1,200	52,093
Sociedad Quimica y Minera
de Chile SA - ADR	1,203	44,980
Nufarm Ltd. (b)	5,082	38,381
Incitec Pivot Ltd. (b)	15,637	49,792
		327,577
Commercial Banks - 0.15%
Westamerica Bancorporation	821	47,331
City National Corp.	919	49,598
Park National Corp.	919	57,263
Hancock Holding Co.	1,090	45,573
Valley National Bancorp	3,407	52,366
Old National Bancorp	4,359	52,090
The Bank of Yokohama Ltd. (b)	8,000	39,191
The Joyo Bank Ltd. (b)	8,000	35,683
		379,095
Communications Equipment - 0.11%
QUALCOMM, Inc.	1,098	46,105
Juniper Networks, Inc. (a)	1,927	59,120
Blue Coat Systems, Inc. (a)	1,952	60,590
Nokia Corp. - ADR	3,765	58,508
Ciena Corp. (a)	4,041	61,585
		285,908

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Insurance - 0.12%
Markel Corp. (a)	154	$57,698
Alleghany Corp. (a)	207	60,213
Erie Indemnity Co.	1,415	61,029
Intact Financial Corp. (a) (b)	1,594	70,326
Tokio Marine Holding Corp. (a)(b)	2,400	67,592
		316,858
Internet Software & Services - 0.02%
Monster Worldwide, Inc. (a)	3,350	55,644
Life Sciences Tools & Services - 0.02%
WuXi Pharmatech Cayman,
Inc. - ADR (a)	1,561	24,305
MDS, Inc. (a) (b)	3,025	24,533
		48,838
Oil, Gas & Consumable Fuels - 0.14%
Petroplus Holdings AG (b)	1,699	31,566
Clean Energy Fuels Corp. (a)	2,732	62,236
Neste Oil OYJ (b)	2,903	50,620
Showa Shell Sekiyu KK (b)	3,300	22,308
Frontier Oil Corp.	3,432	46,332
Caltex Australia (b)	5,383	55,868
Hunting PLC (b)	5,912	55,219
Saras Raffinerie Sarde SpA
(a)(b)	15,824	43,173
		367,322
Professional Services - 0.08%
Randstad Holdings NV (a) (b)	1,098	52,180
Robert Half International, Inc.	1,716	52,218
Capita Group PLC (b)	4,082	46,861
Seek Ltd. (b)	7,237	53,261
		204,520

	Shares	Fair Value
Road & Rail - 0.13%
Genesee & Wyoming, Inc.
Class - A (a)	1,480	$50,498
Landstar System, Inc.	1,480	62,130
JB Hunt Transport Services, Inc.	1,846	66,235
Knight Transportation, Inc.	3,334	70,314
Kintetsu Corp. (b)	8,000	24,901
Nankai Electric Railway Co., Ltd. (b)	8,000	31,747
Tokyu Corp. (b)	8,000	33,458
		339,283
Semiconductors & Semiconductor
Equipment - 0.16%
KLA Tencor Corp.	1,415	43,752
Lam Research Corp. (a)	1,496	55,831
Varian Semiconductor Equipment
Associates Inc. (a)	1,553	51,435
ASML Holding NV - ADR	1,724	61,030
Formfactor, Inc. (a)	2,139	37,989
Advantest Corp. (b)	2,400	60,019
Sumco Corp. (b)	2,400	51,034
Applied Materials, Inc.	3,773	50,860
		411,950
Thrifts & Mortgage Finance - 0.15%
Capitol Federal Financial	1,350	50,571
Washington Federal, Inc.	2,383	48,423
New York Community Bancorp, Inc.	3,009	49,769
First Niagara Financial Group, Inc.	3,269	46,485
People's United Financial, Inc.	3,334	52,144
Hudson City Bancorp, Inc.	3,562	50,438
TFS Financial Corp.	3,643	48,634
Northwest Bancshares Inc.	3,960	46,490
		392,954

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Wireless Telecommunication Services - 0.02%
Softbank Corp. (b)	2,400	$59,121
TOTAL COMMON STOCKS
(Proceeds $3,886,317)		$4,158,698

INVESTMENT COMPANIES - 0.12%
Exchange Traded Funds - 0.12%
iShares MSCI EAFE Index Fund	3,212	$179,872
iShares MSCI Emerging Markets
Index Fund	3,009	126,739
		306,611
TOTAL INVESTMENT COMPANIES
(Proceeds $290,866)		$306,611

	Principal
	Amount	Fair Value
UNITED STATES TREASURY
OBLIGATIONS- 3.60%
United States Treasury Bond - 3.60%
United States Treasury Bond
4.250%, 05/15/2039	$10,015,000	$9,279,518
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Proceeds $9,894,498)		$9,279,518
Total Securities Sold Short
(Proceeds $14,071,681) - 5.33%		$13,744,827

Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non income producing security.
(b)	Foreign Issued Security

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short (continued)
March 31, 2010 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
March 31, 2010
Australian Dollar	$197,302	1.43%
British Pound	160,246	1.16
Canadian Dollar	127,486	0.93
Danish Krone	84,278	0.61
Euro	286,724	2.09
Japanese Yen	571,338	4.16
Norwegian Krone	52,093	0.38
Swiss Franc	107,989	0.79
US Dollar	12,157,371	88.45
Total Investments	$13,744,827	100.00%

	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
March 31, 2010
Australia	$197,302	1.44%
Austria	18,913	0.14
Bermuda	47,624	0.35
Canada	202,504	1.47
Cayman Islands	24,305	0.18
Chile	44,980	0.33
Denmark	84,278	0.61
Finland	109,128	0.79
Germany	98,227	0.71
Italy	43,173	0.31
Japan	571,338	4.16
Netherlands	113,210	0.82
Norway	52,093	0.38
Spain	23,610	0.17
Switzerland	107,989	0.79
United Kingdom	160,246	1.17
United States	11,845,907	86.18
Total Investments	$13,744,827	100.00%

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.32%
Chemicals - 0.50%
Olin Corp.	13,156	$258,121
Commercial Banks - 10.07%
Banco Santander SA - ADR	42,007	557,433
Bank of Montreal (c)	9,980	605,786
Barclays PLC - ADR	46,940	1,020,945
Canadian Imperial Bank of
Commerce (c)	15,336	1,119,528
HSBC Holdings PLC - ADR	9,707	492,048
ICICI Bank Ltd. - ADR	7,128	304,366
KB Financial Group, Inc. - ADR	8,664	415,525
Royal Bank of Canada (c)	9,761	569,554
Shinhan Financial Group
Co., Ltd. - ADR	1,481	117,739
		5,202,924
Communications Equipment - 0.98%
Cisco Systems, Inc. (a)	19,402	505,034
Computers & Peripherals - 3.15%
Apple, Inc. (a)	3,391	796,647
Hewlett-Packard Co.	15,658	832,223
		1,628,870
Diversified Financial Services - 2.17%
Citigroup, Inc. (a)	118,337	479,265
JPMorgan Chase & Co.	14,312	640,462
		1,119,727

	Shares	Fair Value
Diversified Telecommunication Services - 5.06%
Atlantic Tele-Network, Inc.	879	$39,494
KT Corp. - ADR (a)	36,358	754,792
P T Telekomunikasi Indonesia -
ADR	5,154	184,307
Telefonica SA - ADR	7,482	531,970
Telefonos De Mexico SAB de CV -
ADR	30,538	476,393
Vimpel-Communications - ADR	33,979	625,553
		2,612,509
Electronic Equipment, Instruments &
Components - 0.57%
Arrow Electronics, Inc. (a)	9,847	296,690
Health Care Providers & Services - 8.97%
Aetna, Inc.	26,596	933,786
CIGNA Corp.	35,654	1,304,223
Coventry Health Care, Inc. (a)	56,231	1,390,030
Humana, Inc. (a)	15,226	712,120
Magellan Health Services, Inc. (a)	6,683	290,577
		4,630,736
Household Durables - 13.74%
Garmin Ltd. (c)	22,604	869,802
Harman International
Industries, Inc. (a)	20,892	977,328
Panasonic Corp. - ADR	103,752	1,589,481
Sanyo Electric Co., Ltd. (a)(c)	162,000	259,921
Sharp Corp. (c)	65,000	812,761
Sony Corp. - ADR	54,588	2,091,812
Whirlpool Corp.	5,710	498,198
		7,099,303

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Industrial Conglomerates - 13.50%
3M Co.	5,902	$493,230
Carlisle Cos, Inc.	14,156	539,344
General Electric Co.	80,409	1,463,444
Koninklijke Philips Electronics
N.V. - ADR	17,843	571,333
McDermott International,
Inc. (a) (c)	37,016	996,471
Siemens AG - ADR	6,776	677,397
Textron, Inc.	53,230	1,130,073
Tyco International Ltd. (c)	28,844	1,103,283
		6,974,575
Internet Software & Services - 1.04%
Google, Inc. - Class A (a)	949	538,092
IT Services - 14.82%
Accenture PLC Class - A	15,354	644,100
Alliance Data Systems Corp. (a)	8,445	540,395
Broadridge Financial Solutions,
Inc.	24,736	528,856
CACI International, Inc. Class -
A (a)	6,855	334,867
Cognizant Technology Solutions
Corp. Class-A (a)	19,641	1,001,298
Convergys Corp. (a)	14,257	174,791
Fidelity National Information
Services Inc.	34,547	809,782
Genpact Ltd. (a) (c)	8,774	147,140
Infosys Technologies Ltd. - ADR	5,224	307,432
International Business Machines
Corp.	3,995	512,359
Lender Processing Services, Inc.	12,946	488,712
ManTech International Corp.
Class - A (a)	2,193	107,084

	Shares	Fair Value
IT Services - 14.82% (continued)
Mastercard, Inc. Class - A	1,955	$496,570
MAXIMUS, Inc.	2,303	140,322
Patni Computer Systems Ltd. -
ADR	2,961	70,412
RightNow Technologies, Inc. (a)	4,168	74,441
SAIC, Inc. (a)	15,244	269,819
Sapient Corp. (a)	31,971	292,215
TeleTech Holdings, Inc. (a)	8,883	151,722
Unisys Corp. (a)	8,170	285,051
Verifone Holdings, Inc. (a)	13,818	279,262
		7,656,630
Leisure Equipment & Products - 0.46%
Polaris Industries, Inc.	4,643	237,536
Oil, Gas & Consumable Fuels - 1.00%
Occidental Petroleum Corp.	6,117	517,131
Paper & Forest Products - 6.90%
Domtar Corp. (a)	12,351	795,528
Fibria Celulose SA - ADR (a)	44,966	983,856
International Paper Co.	39,964	983,514
MeadWestvaco Corp.	21,262	543,244
Schweitzer-Mauduit International,
Inc.	5,389	256,301
		3,562,443
Pharmaceuticals - 1.36%
Endo Pharmaceuticals Holdings,
Inc. (a)	10,525	249,337
Pfizer, Inc.	26,552	455,367
		704,704

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Semiconductors & Semiconductor
Equipment - 3.39%
Intel Corp.	36,871	$820,748
Samsung Electronics Co., Ltd. -
ADR (Acquired 01/25/2010,
Cost $938,290) (a) (d)	2,573	930,096
		1,750,844
Software - 3.35%
Microsoft Corp.	17,892	523,699
Novell, Inc. (a)	116,254	696,361
Oracle Corp.	19,942	512,310
		1,732,370
Specialty Retail - 5.96%
Best Buy, Inc.	43,667	1,857,594
Hhgregg, Inc. (a)	8,664	218,679
Home Depot, Inc.	23,284	753,237
Radioshack Corp.	10,966	248,161
		3,077,671
Textiles, Apparel & Luxury Goods - 0.29%
Fossil, Inc. (a)	3,895	146,997
Tobacco - 1.04%
Phillip Morris International, Inc.	10,321	538,343
TOTAL COMMON STOCKS
(Cost $45,920,982)		$50,791,250

	Shares	Fair Value
PREFERRED STOCKS - 1.59%
Commercial Banks - 0.62%
Itau Unibanco Holding SA - ADR	14,476	$318,327
Diversified Telecommunication Services - 0.97%
Brasil Telecom SA (a)	1,864	35,584
Tele Norte Leste Participacoes SA	26,377	465,818
		501,402
TOTAL PREFERRED STOCKS
(Cost $754,988)		$819,729

SHORT-TERM INVESTMENTS - 0.26%
Money Market Funds - 0.26%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.020% (b)	136,312	$136,312
TOTAL SHORT-TERM INVESTMENTS
(Cost $136,312)		$136,312

Total Investments
(Cost $46,812,282) - 100.17%		$51,747,291
Liabilities in Excess of
Other Assets - (0.17)%		(91,951)
TOTAL NET ASSETS - 100.00%		$51,655,340

Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(c)	Foreign Issued Security.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public mayrequire registration or may extend only to qualified institutional buyers. At March 31, 2010, the market value of these securities total $930,096 which represents 1.80% of total net assets.

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.37%
Aerospace & Defense - 0.97%
Lockheed Martin Corporation	1,063	$88,463
Chemicals - 6.47%
Lubrizol Corp.	2,016	184,908
Mosaic Co.	820	49,831
Olin Corp.	7,513	147,405
RPM International, Inc.	3,625	77,358
The Dow Chemical Company	4,360	128,925
		588,427
Commercial Banks - 5.09%
Bank of Montreal (b)	3,644	221,191
Barclays PLC - ADR	3,306	71,905
Canadian Imperial Bank of
Commerce (b)	2,328	169,944
		463,040
Commercial Services & Supplies - 0.45%
RR Donnelley & Sons Company	1,895	40,458
Communications Equipment - 2.49%
Cisco Systems, Inc. (a)	8,697	226,383
Computers & Peripherals - 2.95%
Hewlett-Packard Co.	5,046	268,195
Containers & Packaging - 0.56%
Packaging Corp. of America	2,074	51,041
Diversified Telecommunication - 1.79%
Vimpel-Communications - ADR	8,843	162,800
Electric Utilities - 0.91%
Cleco Corp.	1,824	48,427
Enersis SA - ADR	1,721	34,403
		82,830

	Shares	Fair Value
Energy Equipment & Services - 1.31%
Rowan Companies, Inc. (a)	4,083	$118,856
Food Products - 1.47%
Sara Lee Corp.	9,589	133,575
Health Care Providers & Services - 0.92%
CIGNA Corp.	1,137	41,592
Coventry Health Care, Inc. (a)	1,695	41,900
		83,492
Hotels, Restaurants & Leisure - 1.91%
Cracker Barrel Old Country
Store, Inc.	3,750	173,925
Household Durables - 1.88%
Whirlpool Corp.	1,964	171,359
Industrial Conglomerates - 6.64%
3M Co.	634	52,983
General Electric Co.	9,606	174,829
Koninklijke Philips Electronics
N.V. - ADR	5,531	177,102
Tyco International Ltd. (b)	5,200	198,900
		603,814
Insurance - 0.62%
Unitrin, Inc.	2,015	56,521
IT Services - 1.42%
Computer Sciences Corp. (a)	2,367	128,978
Machinery - 8.54%
Bucyrus International, Inc.	4,757	313,915
Caterpillar, Inc.	3,159	198,543
Joy Global, Inc.	3,125	176,875
Snap-on Inc.	2,009	87,070
		776,403

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Metals & Mining - 10.46%
Allegheny Technologies, Inc.	3,589	$193,770
BHP Billiton Ltd. - ADR	1,865	149,797
Companhia Siderurgica Nacional
Sponsored - ADR	4,922	196,536
Freeport-McMoran Copper &
Gold, Inc. (a)	2,013	168,166
Teck Resources Ltd. (b)	5,579	243,021
		951,290
Multiline Retail - 4.22%
Macy's, Inc.	8,507	185,197
Nordstrom, Inc.	4,856	198,368
		383,565
Multi-Utilities - 1.55%
Dominion Resources, Inc.	2,575	105,858
TECO Energy, Inc.	2,196	34,895
		140,753
Oil, Gas & Consumable Fuels - 7.10%
Anadarko Petroleum Corp.	1,179	85,866
Devon Energy Corp.	1,239	79,829
Massey Energy Corp.	4,574	239,174
Occidental Petroleum Corp.	2,844	240,432
		645,301
Pharmaceuticals - 7.51%
Bristol-Myers Squibb Co.	6,579	175,659
Eli Lilly & Co.	3,326	120,468
Forest Laboratories, Inc. (a)	1,393	43,684
Merck & Co., Inc.	5,121	191,269
Novartis AG - ADR	2,199	118,966
Sanofi-Aventis SA - ADR	878	32,802
		682,848

	Shares	Fair Value
Real Estate Investment Trusts (REITs) - 5.67%
HCP, Inc.	5,141	$169,653
Health Care REIT, Inc.	986	44,597
Nationwide Health Properties, Inc.	3,465	121,795
Ventas, Inc.	3,774	179,189
		515,234
Semiconductors & Semiconductor - 4.19%
Intel Corp.	8,184	182,176
Texas Instruments, Inc.	8,127	198,868
		381,044
Software - 1.02%
Microsoft Corp.	3,158	92,435
Specialty Retail - 3.67%
JOS A Bank Clothiers, Inc. (a)	2,775	151,654
Limited Brands, Inc.	7,383	181,769
		333,423
Tobacco - 3.59%
Altria Group, Inc.	6,070	124,556
Lorillard, Inc.	1,049	78,927
Reynolds American, Inc.	2,279	123,021
		326,504
TOTAL COMMON STOCKS
(Cost $6,365,493)		$8,670,957

PREFERRED STOCKS - 1.83%
Commercial Banks - 1.83%
Itau Unibanco Holding SA -
ADR	7,585	$166,794
TOTAL PREFERRED STOCKS
(Cost $135,080)		$166,794

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.19%
Money Market Funds - 2.19%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.020% (c)	198,707	$198,707
TOTAL SHORT-TERM INVESTMENTS
(Cost $198,707)		$198,707
Total Investments
(Cost $6,699,280) - 99.39%		$9,036,458
Other Assets in Excess of
Liabilities - 0.61%		55,239
TOTAL NET ASSETS - 100.00%		$9,091,697

Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Clean Technology Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.43%
Aerospace & Defense - 0.84%
Hexcel Corp. (a)	15,272	$220,528
Auto Components - 5.90%
Exide Technologies (a)	169,747	976,045
Westport Innovations, Inc. (a)(c)	34,975	575,427
		1,551,472
Biotechnology - 1.09%
Metabolix, Inc. (a)	23,539	286,705
Building Products - 0.36%
Waterfurnace Renewable Energy,
Inc. (c)	3,385	95,286
Chemicals - 7.54%
ADA-ES, Inc. (a)	127,929	1,023,432
Calgon Carbon Corp. (a)	5,654	96,797
LSB Industries, Inc. (a)	56,564	862,035
		1,982,264
Commercial Services & Supplies - 9.61%
Befesa Medio Ambiente SA (a)(c)	5,046	143,056
BWT AG (a)(c)	12,413	337,159
Clean Harbors, Inc. (a)	1,961	108,953
EnerNoc, Inc. (a)	21,543	639,396
Layne Christensen Co. (a)	29,881	798,122
Sinomem Technology
Limited (c)	1,296,000	500,261
		2,526,947

	Shares	Fair Value
Construction & Engineering - 5.52%
Abengoa SA (a)(c)	29,892	$862,184
Insituform Technologies, Inc. (a)	8,923	237,441
Quanta Services, Inc. (a)	15,290	292,956
The Shaw Group, Inc. (a)	1,698	58,445
		1,451,026
Construction Materials - 2.80%
Headwaters, Inc. (a)	160,209	735,359
Diversified Financial Services - 1.21%
Trading Emissions PLC (a)(c)	239,050	319,227
Electrical Equipment - 19.92%
American Superconductor
Corporation (a)	2,279	65,863
Areva (c)	703	364,755
China High Speed Transmission
(c)	59,000	130,398
First Solar, Inc. (a)	6,249	766,440
Gamesa Corporacion Tecnologica,
S.A. (c)	20,053	274,910
Nordex SE (a)(c)	11,396	130,063
SMA Solar Technology AG (c)	7,234	886,687
SunPower Corporation (a)	13,450	225,153
Suzlon Energy Ltd. - GDR (a)(c)	76,489	520,125
Trina Solar Limited - ADR (a)	31,863	777,776
Vestas Wind System A/S (a)(c)	15,427	838,272
Yingli Green Energy Holding
Company Limited - ADR (a)	20,087	255,908
		5,236,350
Electronic Equipment, Instruments
& Components - 6.00%
BYD Co. (c)	63,000	627,627
Echelon Corp. (a)	40,826	366,209
Maxwell Technologies, Inc. (a)	47,212	584,957
		1,578,793

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Clean Technology Fund
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Electric Utilities - 1.11%
Acciona SA (c)	2,633	292,006
Independent Power Producers
& Energy Traders - 5.91%
Boralex, Inc. (a)(c)	11,710	$122,329
Iberdrola Renovables (c)	180,825	751,016
Ormat Technologies, Inc.	3,719	104,653
Plutonic Power Corp. (a)(c)	104,858	349,991
Theolia (a)(c)	54,452	225,051
		1,553,040
Machinery - 12.81%
China Valves Technology, Inc. (a)	80,348	1,045,327
Electrovaya Inc.(a)(c)	135,393	441,245
ESCO Technologies, Inc.	22,489	715,375
Hansen Transmission (a)(c)	66,268	91,058
Kurita Water Industries Ltd. (c)	4,300	121,655
Meyer Burger Technology (a)(c)	38,030	952,193
		3,366,853
Multi-Utilities - 1.50%
Suez Environnement Co. (a)(c)	10,802	248,610
Veolia Environnement - ADR	4,236	146,438
		395,048
Oil, Gas & Consumable Fuels - 2.16%
Cameco Corp. (c)	9,843	269,516
Energy Resources of Australia
Ltd. (c)	8,395	145,599
Fersa Energias Ren (a)(c)	60,324	152,770
		567,885

	Shares	Fair Value
Semiconductors & Semiconductor
Equipment - 13.15%
Aixtron (a)(c)	23,688	$851,850
Cree, Inc. (a)	3,334	234,113
Epistar Corp. (c)	129,000	428,538
Manz Automation AG (a)(c)	3,349	269,547
Rubicon Technology, Inc. (a)	40,682	821,776
Veeco Instruments Inc. (a)	19,561	850,904
		3,456,728
TOTAL COMMON STOCKS
(Cost $25,035,955)		$25,615,517

SHORT-TERM INVESTMENTS - 1.42%
Money Market Funds - 1.42%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.020% (b)	374,185	$374,185
TOTAL SHORT-TERM INVESTMENTS
(Cost $374,185)		$374,185

Total Investments
(Cost $25,410,140) - 98.85%		$25,989,702
Other Assets in Excess of
Liabilities - 1.15%		301,778
TOTAL NET ASSETS - 100.00%		$26,291,480

Percentages are stated as a percent of net assets.
GDRGlobal Depository Receipt
ADRAmerican Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Clean Technology Fund
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
March 31, 2010
Australian Dollar	$145,599	0.56%
British Pound	410,285	1.58
Canadian Dollar	1,853,794	7.13
Danish Krone	838,272	3.23
Euro	5,789,663	22.28
Hong Kong Dollar	758,024	2.92
Japanese Yen	121,655	0.47
New Taiwan Dollar	428,538	1.65
Singapore Dollar	500,261	1.92
Swiss Franc	952,193	3.66
US Dollar	14,191,418	54.60
Total Investments	$25,989,702	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
March 31, 2010
Australia	$145,599	0.56%
Austria	337,159	1.30
Canada	1,853,794	7.13
Cayman Islands	1,164,082	4.48
China	627,627	2.41
Denmark	838,272	3.23
France	984,855	3.79
Germany	2,138,147	8.23
Japan	121,655	0.47
Singapore	500,261	1.92
Spain	2,475,941	9.53
Switzerland	952,193	3.66
Taiwan, Province of China	428,538	1.65
United Kingdom	930,410	3.58
United States	12,491,169	48.06
Total Investments	$25,989,702	100.00%

See notes to the financial statements.

The Leuthold Funds

Leuthold Hedged Equity Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 49.05%
Chemicals - 0.25%
Olin Corporation (b)	687	$13,479
Commercial Banks - 4.95%
Banco Santander SA - ADR (b)	1,958	25,983
Bank of Montreal (b)(d)	506	30,714
Barclays PLC - ADR (b)	2,381	51,787
Canadian Imperial Bank of
Commerce (b)(d)	809	59,057
HSBC Holdings PLC - ADR (b)	492	24,939
ICICI Bank Ltd. - ADR (b)	362	15,457
KB Financial Group, Inc. -
ADR (a)(b)	440	21,102
Royal Bank of Canada (b)(d)	495	28,883
Shinhan Financial Group Co.,
Ltd. - ADR (b)	75	5,963
		263,885
Communications Equipment - 0.50%
Cisco Systems, Inc. (a)(b)	1,013	26,368
Computers & Peripherals - 1.60%
Apple Inc. (a)(b)	177	41,583
Hewlett-Packard Company (b)	818	43,477
		85,060
Diversified Financial Services - 1.07%
Citigroup, Inc. (a)(b)	6,003	24,312
JPMorgan Chase & Co. (b)	726	32,489
		56,801

	Shares	Fair Value
Diversified Telecommunication Services - 2.51%
Atlantic Tele-Network, Inc.	45	2,022
KT Corp. - ADR (a)	1,844	$38,282
PT Telekomunikasi Indonesia
Tbk - ADR	261	9,333
Telefonica SA - ADR	381	27,089
Telefonos de Mexico SAB
de CV - ADR	1,555	24,258
Vimpel-Communications - ADR	1,774	32,659
		133,643
Electronic Equipment, Instruments &
Components - 0.29%
Arrow Electronics, Inc. (a)(b)	514	15,487
Health Care Providers & Services - 4.48%
Aetna, Inc. (b)	1,349	47,364
CIGNA Corporation (b)	1,814	66,356
Coventry Health Care, Inc. (a)(b)	2,932	72,479
Humana, Inc. (a)(b)	795	37,182
Magellan Health Services, Inc. (a)(b)	345	15,001
		238,382
Household Durables - 6.90%
Garmin Ltd. (b)(d)	1,160	44,637
Harman International Industries,
Inc. (a)(b)	1,060	49,587
Panasonic Corp. - ADR (b)	5,418	83,004
Sanyo Electric Co., Ltd. -
ADR (a)(b)	1,619	12,758
Sharp Corp. - ADR (a)(b)	3,472	43,053
Sony Corp. - ADR (b)	2,850	109,212
Whirlpool Corporation (b)	289	25,215
		367,466

See notes to the financial statements.

The Leuthold Funds

Leuthold Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Industrial Conglomerates - 6.75%
3M Co. (b)	300	$25,071
Carlisle Cos, Inc. (b)	739	28,156
General Electric Company (b)	4,156	75,639
Koninklijke Philips Electronics
N.V. - ADR (b)	910	29,138
McDermott International,
Inc. (a) (b) (d)	1,933	52,036
Siemens AG - ADR	348	34,789
Textron, Inc.	2,780	59,020
Tyco International Ltd. (b)(d)	1,463	55,960
		359,809
Internet Software & Services - 0.53%
Google, Inc. - Class A (a)(b)	50	28,350
IT Services - 7.35%
Accenture PLC - Class A (b)(d)	779	32,679
Alliance Data Systems Corp. (a)(b)	428	27,388
Broadridge Financial Solutions,
Inc. (b)	1,266	27,067
CACI International Inc. -
Class A (a)(b)	348	17,000
Cognizant Technology Solutions Corp.
Class A (a)(b)	1,007	51,337
Convergys Corp. (a)(b)	723	8,864
Fidelity National Information
Services, Inc.	1,752	41,067
Genpact Limited (a)(b)(d)	445	7,463
Infosys Technologies Ltd. -
ADR (b)	267	15,713
International Business Machines
Corporation (b)	209	26,804
Lender Processing Services, Inc. (b)	665	25,104
ManTech International Corporation -
Class A (a)(b)	111	5,420

	Shares	Fair Value
IT Services - 7.35% (continued)
MasterCard, Inc. - Class A (b)	103	$26,162
MAXIMUS, Inc. (b)	117	7,129
Patni Computer Systems Ltd. -
ADR (b)	150	3,567
RightNow Technologies, Inc. (a) (b)	211	3,769
SAIC, Inc. (a) (b)	773	13,682
Sapient Corp. (a) (b)	1,622	14,825
TeleTech Holdings, Inc. (a) (b)	451	7,703
Unisys Corp. (a) (b)	414	14,444
VeriFone Holdings, Inc. (a)(b)	701	14,167
		391,354
Leisure Equipment & Products - 0.23%
Polaris Industries Inc.	239	12,227
Oil, Gas & Consumable Fuels - 0.49%
Occidental Petroleum
Corporation (b)	309	26,123
Paper & Forest Products - 3.42%
Domtar Corp. (a)(b)	634	40,836
Fibria Celulose S.A. - ADR (a)	2,281	49,908
International Paper Co. (b)	2,047	50,377
MeadWestvaco Corporation (b)	1,093	27,926
Schweitzer-Mauduit International,
Inc. (b)	281	13,364
		182,411
Pharmaceuticals - 0.68%
Endo Pharmaceuticals Holdings
Inc. (a)(b)	550	13,030
Pfizer Inc. (b)	1,346	23,084
		36,114

See notes to the financial statements.

The Leuthold Funds

Leuthold Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Semiconductors & Semiconductor - 1.79%
Intel Corporation (b)	1,925	$42,850
Samsung Electronics Co., Ltd.-
ADR (Acquired 01/25/2010,
cost $52,877) (a)(b)(e)	145	52,415
		95,265
Software - 1.66%
Microsoft Corp. (b)	907	26,548
Novell, Inc. (a) (b)	5,897	35,323
Oracle Corporation	1,041	26,743
		88,614
Specialty Retail - 2.95%
Best Buy, Inc. (b)	2,239	95,247
Hhgregg, Inc. (a)(b)	440	11,106
Radioshack Corp. (b)	567	12,831
The Home Depot, Inc. (b)	1,179	38,141
		157,325
Textiles, Apparel & Luxury Goods - 0.14%
Fossil, Inc. (a)(b)	198	7,472
Tobacco - 0.51%
Phillip Morris International Inc. (b)	523	27,280
TOTAL COMMON STOCKS
(Cost $2,422,796)		$2,612,915

	Shares	Fair Value
PREFERRED STOCKS - 0.78%
Commercial Banks - 0.30%
Itau Unibanco Holding SA - ADR	734	$16,141
Diversified Telecommunication - 0.48%
Brasil Telecom S.A. - ADR (a)	95	1,813
Tele Norte Leste Participacoes
S.A. - ADR	1,338	23,629
		25,442
TOTAL PREFERRED STOCKS
(Cost $43,037)		$41,583

SHORT-TERM INVESTMENTS - 2.77%
Money Market Funds - 2.77%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.020% (b)(c)	$147,728	$147,728

TOTAL SHORT-TERM INVESTMENTS
(Cost $147,728)		$147,728

Total Investments
(Cost $2,613,561) - 52.60%		$2,802,226
Other Assets in Excess of
Liabilities - 47.40%		2,524,908
TOTAL NET ASSETS - 100.00%		$5,327,134

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of these securities constitutes proceeds from securities sold short.
(c)	Variable rate security. The rate shown is the rate in effect at March 31, 2010
(d)	Foreign issued security.
(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2010, the market value of these securities total $52,415 which represents 0.98% of total net assets.

See notes to the financial statements.

The Leuthold Funds

Leuthold Hedged Equity Fund
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 41.02%
Automobiles - 0.84%
Toyota Motor Corp. - ADR	553	$44,472
Biotechnology - 0.53%
Onyx Pharmaceuticals, Inc. (a)	484	14,656
United Therapeutics Corp. (a)	247	13,666
		28,322
Capital Markets - 2.30%
Greenhill & Co., Inc.	552	45,314
optionsXpress Holdings Inc.	2,289	37,288
The Charles Schwab Corp.	2,133	39,866
		122,468
Chemicals - 2.91%
Intrepid Potash, Inc. (a)	1,312	39,793
Monsanto Company	564	40,281
Potash Corp. of Saskatchewan (b)	304	36,282
Sociedad Quimica y Minera de
Chile SA - ADR	1,031	38,549
		154,905
Commercial Banks - 3.09%
Associated Banc Corp.	2,894	39,937
First Horizon National Corp. (a)	3,439	48,323
Old National Bancorp	3,250	38,837
Whitney Holding Corporation	2,727	37,606
		164,703
Commercial Services & Supplies - 0.74%
Iron Mountain, Inc. (a)	1,429	39,155
Communications Equipment - 0.71%
Ciena Corporation (a)	2,493	37,993

	Shares	Fair Value
Construction Materials - 2.36%
Eagle Materials, Inc.	1,863	$49,444
Martin Marietta Materials, Inc.	471	39,352
Vulcan Materials Co.	783	36,989
		125,785
Electric Utilities - 0.70%
Korea Electric Power
Corporation - ADR (a)	2,290	37,190
Energy Equipment & Services - 1.29%
Key Energy Services, Inc. (a)	3,508	33,501
Weatherford International Ltd. (a)(b)	2,221	35,225
		68,726
Food Products - 0.81%
Smithfield Foods, Inc. (a)	2,089	43,326
Gas Utilities - 0.83%
EQT Corp.	1,074	44,034
Health Care Equipment & Supplies - 1.61%
Nuvasive, Inc. (a)	1,031	46,601
Volcano Corporation (a)	1,610	38,898
		85,499
Hotels, Restaurants & Leisure - 2.37%
Penn National Gaming, Inc. (a)	1,603	44,563
Scientific Games Corporation -
Class A (a)	2,682	37,762
Starwood Hotels & Resorts
Worldwide, Inc.	943	43,982
		126,307
Household Durables - 3.21%
Lennar Corp. - Class A	2,292	39,445
Pulte Group Inc. (a)	3,943	44,359
The Ryland Group, Inc.	1,681	37,721
Toll Brothers, Inc. (a)	2,376	49,421
		170,946

See notes to the financial statements.

The Leuthold Funds

Leuthold Hedged Equity Fund
Schedule of Securities Sold Short (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Internet Software & Services - 0.84%
GSI Commerce, Inc. (a)	1,625	$44,964
Leisure Equipment & Products - 0.77%
Pool Corporation	1,813	41,046
Life Sciences Tools & Services - 0.84%
Illumina, Inc. (a)	1,152	44,813
Machinery - 1.60%
Kennametal, Inc.	1,331	37,428
Paccar, Inc.	1,109	48,064
		85,492
Media - 0.72%
Lamar Advertising Company (a)	1,119	38,438
Metals & Mining - 0.75%
Agnico Eagle Mines Ltd. (b)	716	39,860
Oil, Gas & Consumable Fuels - 3.51%
Arch Coal, Inc.	1,627	37,177
Denbury Resources Inc. (a)	2,376	40,083
Holly Corporation	1,270	35,446
Petrohawk Energy Corporation (a)	1,883	38,187
Range Resources Corporation	769	36,043
		186,936
Real Estate Investment Trusts (REITs) - 0.87%
American Campus Communities,
Inc. (b)	1,681	46,496
Road & Rail - 0.70%
Con-way, Inc.	1,068	37,508
Semiconductors & Semiconductor
Equipment- 1.36%
Formfactor, Inc. (a)	1,768	31,400
Netlogic Microsystems Inc. (a)	1,392	40,966
		72,366

	Shares	Fair Value
Software - 3.11%
Ariba Inc. (a)	3,411	$43,831
Electronic Arts, Inc. (a)	2,139	39,914
Solarwinds, Inc. (a)	1,971	42,692
SuccessFactors, Inc. (a)	2,068	39,375
		165,812
Thrifts & Mortgage Finance - 0.83%
People's United Financial Inc.	2,837	44,371
Wireless Telecommunication Services - 0.82%
SBA Communications
Corporation (a)	1,203	43,392
TOTAL COMMON STOCKS
(Proceeds $2,106,370)		$2,185,325

INVESTMENT COMPANIES - 4.08%
Exchange Traded Funds - 4.08%
SPDR Dow Jones Industrial Average
ETF Trust (a)	566	$61,462
SPDR S&P 500 ETF Trust	1,333	155,948
		217,410
TOTAL INVESTMENT COMPANIES
(Proceeds $204,338)		$217,410
Total Securities Sold Short
(Proceeds $2,310,708) - 45.10%		$2,402,735

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 7.75%
Money Market Funds - 7.75%
Fidelity Institutional Money Market Fund -
Government Portfolio
0.020% (a)(b)	8,141,473	$8,141,473
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,141,473)		$8,141,473

Total Investments
(Cost $8,141,473) - 7.75%		$8,141,473
Other Assets in Excess of
Liabilities - 92.25%		96,907,014
TOTAL NET ASSETS - 100.00%		$105,048,487

Percentages are stated as a percent of net assets.
(a)	All or a portion of the shares have been committed as collateral for open securities sold short.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 86.69%
Automobiles - 1.77%
Toyota Motor Corp. - ADR	23,067	$1,855,048
Biotechnology - 1.12%
Onyx Pharmaceuticals, Inc. (a)	20,171	610,778
United Therapeutics Corp. (a)	10,281	568,848
		1,179,626
Capital Markets - 4.86%
Greenhill & Co., Inc.	23,067	1,893,570
optionsXpress Holdings Inc.	95,292	1,552,307
The Charles Schwab Corp.	88,948	1,662,438
		5,108,315
Chemicals - 6.14%
Intrepid Potash, Inc. (a)	54,690	1,658,748
Monsanto Company	23,522	1,679,941
Potash Corp. of Saskatchewan (b)	12,656	1,510,494
Sociedad Quimica y Minera
de Chile SA - ADR	42,913	1,604,517
		6,453,700
Commercial Banks - 6.53%
Associated Banc Corp.	120,506	1,662,983
First Horizon National Corp. (a)	143,412	2,014,935
Old National Bancorp	135,309	1,616,942
Whitney Holding Corporation	113,544	1,565,771
		6,860,631
Commercial Services & Supplies - 1.55%
Iron Mountain, Inc. (a)	59,505	1,630,437
Communications Equipment - 1.51%
Ciena Corporation (a)	103,784	1,581,668

	Shares	Fair Value
Construction Materials - 5.00%
Eagle Materials, Inc.	77,691	$2,061,919
Martin Marietta Materials, Inc.	19,651	1,641,841
Vulcan Materials Co.	32,664	1,543,047
		5,246,807
Electric Utilities - 1.48%
Korea Electric Power Corp. -
ADR (a)	95,488	1,550,725
Energy Equipment & Services - 2.72%
Key Energy Services, Inc. (a)	146,046	1,394,739
Weatherford International
Ltd. (a)(b)	92,462	1,466,448
		2,861,187
Food Products - 1.72%
Smithfield Foods, Inc. (a)	87,191	1,808,341
Gas Utilities - 1.75%
EQT Corp.	44,767	1,835,447
Health Care Equipment & Supplies - 3.39%
Nuvasive, Inc. (a)	43,010	1,944,052
Volcano Corporation (a)	67,020	1,619,203
		3,563,255
Hotels, Restaurants & Leisure - 5.01%
Penn National Gaming, Inc. (a)	66,825	1,857,735
Scientific Games Corporation -
Class A (a)	111,625	1,571,680
Starwood Hotels & Resorts
Worldwide, Inc.	39,269	1,831,506
		5,260,921
Household Durables - 6.78%
Lennar Corp. - Class A	95,423	1,642,230
Pulte Group Inc. (a)	164,427	1,849,803
The Ryland Group, Inc.	69,948	1,569,633
Toll Brothers, Inc. (a)	99,066	2,060,573
		7,122,239

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short (continued)
March 31, 2010 (Unaudited)

	Shares	Fair Value
Internet Software & Services - 1.78%
GSI Commerce, Inc. (a)	67,769	$1,875,168
Leisure Equipment & Products - 1.63%
Pool Corporation	75,479	1,708,845
Life Sciences Tools & Services - 1.78%
Illumina, Inc. (a)	48,053	1,869,261
Machinery - 3.39%
Kennametal, Inc.	55,406	1,558,017
Paccar, Inc.	46,231	2,003,652
		3,561,669
Media - 1.52%
Lamar Advertising Company (a)	46,589	1,600,332
Metals & Mining - 1.58%
Agnico Eagle Mines Ltd. (b)	29,866	1,662,640
Oil, Gas & Consumable Fuels - 7.41%
Arch Coal, Inc.	67,834	1,550,007
Denbury Resources Inc. (a)	98,904	1,668,511
Holly Corporation	52,868	1,475,546
Petrohawk Energy Corp. (a)	78,375	1,589,445
Range Resources Corp.	31,981	1,498,949
		7,782,458
Real Estate Investment Trusts (REITs) - 1.85%
American Campus Communities,
Inc. (a)	70,111	1,939,270
Road & Rail - 1.49%
Con-way, Inc.	44,474	1,561,927
Semiconductors & Semiconductor
Equipment - 2.87%
Formfactor, Inc. (a)	73,722	1,309,303
Netlogic Microsystems Inc. (a)	57,911	1,704,321
		3,013,624

	Shares	Fair Value
Software - 6.58%
Ariba Inc. (a)	142,434	$1,830,277
Electronic Arts, Inc. (a)	89,046	1,661,598
Solarwinds, Inc. (a)	82,084	1,777,940
SuccessFactors, Inc. (a)	86,085	1,639,059
		6,908,874
Thrifts & Mortgage Finance - 1.76%
People's United Financial, Inc.	118,294	1,850,118
Wireless Telecommunication Services - 1.72%
SBA Communications
Corporation (a)	50,168	1,809,560
TOTAL COMMON STOCKS
(Proceeds $87,229,580)		$91,062,093

INVESTMENT COMPANIES - 8.57%
Exchange Traded Funds - 8.57%
SPDR Dow Jones Industrial
Average ETF Trust	23,427	$2,543,928
SPDR S&P 500 ETF Trust	55,223	6,460,526
		9,004,454

TOTAL INVESTMENT COMPANIES
(Proceeds $8,565,994)		$9,004,454

Total Securities Sold Short
(Proceeds $95,795,574) - 95.26%		$100,066,547

Percentages are stated as a percent of net assets.
ADR
(a)	Non-income producing security.
(b)	Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of eight series (the “Funds”): Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Undervalued &Unloved Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund. The investment objective of the Leuthold Core Investment Fund is to seek total return consistent with prudent investment risk over the long-term. The Leuthold Core Investment Fund commenced operations on November 20, 1995.  Effective January 31, 2006, the Leuthold Core Investment Fund issued a class of Institutional Shares, which are not subject to the shareholder servicing fee of up to 0.25% that the Retail Shares are subject to, as described in the Funds’ prospectus.  Effective at the close of business on March 31, 2006, the Retail Shares of the Leuthold Core Investment Fund were closed to new investors, except as stated in the Prospectus. Effective January 31, 2008, the Institutional Shares of the Leuthold Core Investment Fund were closed to new investors except as stated in the Prospectus. Effective March 2, 2009, the Leuthold Core Investment Fund was opened to existing investors. The investment objective of the Leuthold Asset Allocation Fund is to seek total return consistent with prudent investment risk over the long-term. The Leuthold Asset Allocation Fund commenced operations on May 24, 2006. Effective January 31, 2007, the Leuthold Asset Allocation Fund added a class of Institutional Shares, which is not subject to the 0.25% 12b-1 fee that the Retail Shares are subject to, as discussed in the Funds’ prospectus. The Leuthold Global Fund seeks long-term capital appreciation and dividend income. The Leuthold Global Fund commenced operations on April 30, 2008, issuing a class of Institutional Shares and adding a new class of Retail Shares effective July 1, 2008, which are subject to a 0.25%12b-1 fee that the Institutional Shares are not subject to.  The investment objective of the Leuthold Select Industries Fund is capital appreciation. The Leuthold Select Industries Fund commenced operations on June 19, 2000. Effective at the close of business on March 31, 2006, the Leuthold Select Industries Fund was closed to new investors, except as stated in the Prospectus. Effective March 2, 2009, the Leuthold Select Industries Fund was opened to existing investors. The Leuthold Undervalued & Unloved Fund seeks long-term capital appreciation and dividend income, and commenced operations on November 14, 2006. The Leuthold Global Clean Technology Fund seeks capital appreciation and long-term growth. The Leuthold Global Clean Technology Fund commenced operations on July 22, 2009, issuing classes of Retail and Institutional Shares where the Fund’s Retail Shares are subject to a 0.25%12b-1 fee that the Institutional Shares are not subject to. The Leuthold Hedged Equity Fund seeks capital appreciation and income (or “total return”).The Leuthold Hedged Equity Fund commenced operations on July 22, 2009, issuing classes of Retail and Institutional Shares where the Fund’s Retail Shares are subject to a 0.25% 12b-1 fee that the Institutional Shares are not subject to. The investment objective of the Grizzly Short Fund is capital appreciation, and the Fund commenced operations on June 19, 2000.

As of the close of business on February 19, 2010, pursuant to an Agreement and Plan of Reorganization previously approved by the Funds’Board of Directors, all of the assets, subject to the liabilities, of the Leuthold Select Equities Fund, were transferred to the Leuthold Select Industries Fund in exchange for a corresponding class of shares of the Leuthold Select Industries Fund of equal value.  The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.  The exchange ratio was 0.58. The net asset value of the Leuthold Select Industries Fund shares

The Leuthold Funds

at the close of business on February 19, 2010, after the reorganization, was $12.08, and a total of 731,396 shares were issued to shareholders of the Leuthold Select Equities Fund in the exchange. The exchange was a tax-free event to Leuthold Select Equities Fund shareholders. For financial reporting purposes, assets received and shares issued by the Leuthold Select Industries Fund were recorded at fair value; however the cost basis of investments received from Leuthold Select Equities Fund was carried forward to align ongoing reporting of the Leuthold Select Industries Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of net assets immediately before the acquisition were as follows:

	Capital Stock	Accumulated net investment loss	Accumulated net realized loss on investments	Net Unrealized Appreciation	Net Assets
Leuthold Select Industries Fund	$48,758,704	$(195,240)	$(5,366,210)	$1,384,566	$44,581,820
Leuthold Select Equities Fund	19,346,377	(63,506)	(10,447,608)*	––	8,835,263
Total	$68,105,081	$(258,746)	$(15,813,818)	$1,384,566	$53,417,083

*
Due to rules under section 381 and 382 of the internal revenue code, the combined fund will only be able to utilize $1,641,117 of these losses and the losses will be limited to $215,625 each year ($131,738 in the first short year) over the next eight years.  The combined fund may not utilize the remaining $8,806,491.

Assuming the acquisition of Leuthold Select Equities Fund had been completed on October 1, 2009, the combined funds’ pro forma results in the Statement of Operations during the period ended March 31, 2010 were as follows:

Net investment loss	$(81,190	)*
Net realized and unrealized gain on investment	614,706	**
Net increase in net assets resulting from operations	$533,516

*	$(52,909) as reported in the Leuthold Select Industries Fund Statement of Operations, plus $(28,281) Leuthold Select Equities Fund pre-merger.
**	$263,628 as reported in the Leuthold Select Industries Fund Statement of Operations plus $351,078 Leuthold Select Equities Fund pre-merger.

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Leuthold Select Equities Fund that have been included in the Leuthold Select Industries Fund’s Statement of Operations since February 19, 2010.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)
Investment Valuation –  Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices.  Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that uses a matrix pricing method or other analytical pricing models approved by the Directors. Other investment assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are

The Leuthold Funds

valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. The Funds may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange.  The Funds’ policy is to value the foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, then these securities may be valued at their value as determined in good faith by the Funds’ Board of Directors. Some of the factors which may be considered by the Board of Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. Each of the Funds may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals traded on multiple exchanges will be valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Metals not traded on an exchange are valued at the mid-point between the closing bid and asked prices as obtained from a commonly used reputable pricing source. The prices of such metals may be subject to substantial price fluctuations and may be affected by broad economic, financial, and political factors, including inflation, metal sales by governments or international agencies, speculation, changes in industrial and commercial demand, currency devaluations or revaluations, trade imbalances, and governmental prohibitions or restrictions. Further, investments in metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Investments in metals earn no investment income and may involve higher custody and transaction costs than investments in securities.

The Leuthold Core Investment Fund may enter into physical industrial metals forward contracts obligating the Fund to receive physical industrial metals at a specified future date.  The forward contracts are valued based on closing prices for the forward contracts and the physical industrial metals which are received daily from the London Metal Exchange and unrealized appreciation or depreciation is recorded daily as the difference between the closing price of the physical industrial metals and the closing forward value applied to the face amount of the contract. A realized gain or loss is recorded at the time the metals received from the forward contract are sold. The Fund did not enter into any physical industrial metals forward contracts during the six months ended March 31, 2010.

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation

The Leuthold Funds

techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’net assets as of March 31, 2010:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$911,741,736	$13,818,776	––	$925,560,512
Preferred Stocks	10,743,378	––	––	10,743,378
Exchange Traded Funds	116,416,866	––	––	116,416,866
Mutual Funds	17,983,062	107,395,799	––	125,378,861
Exchange Traded Notes	7,261,514	––	––	7,261,514
Precious Metals	––	35,871,164	––	35,871,164
Foreign Government Bonds	––	99,752,366	––	99,752,366
Money Market Funds	104,248,050	––	––	104,248,050
Total Investments in Securities	$1,168,394,606	$256,838,105	––	$1,425,232,711

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Unites States Treasury Obligations - Short	––	$69,859,433	––	$69,859,433
Total Securities Sold Short	––	$69,859,433	––	$69,859,433

Leuthold Asset Allocation Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$854,787,224	––	––	$854,787,224
Preferred Stocks	6,373,758	––	––	6,373,758
Exchange Traded Funds	100,416,772	––	––	100,416,772
Mutual Funds	22,818,171	95,271,405	––	118,089,576
Exchange Traded Notes	6,137,900	––	––	6,137,900
Precious Metals	––	35,815,822	––	35,815,822
Foreign Government Bonds	––	90,238,260	––	90,238,260
Money Market Funds	107,169,776	––	––	107,169,776
Total Investments in Securities	$1,097,703,601	$221,325,487	––	$1,319,029,088

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Unites States Treasury Obligations - Short	––	$60,889,361	––	$60,889,361
Total Securities Sold Short	––	$60,889,361	––	$60,889,361

The Leuthold Funds

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$172,236,098	$2,493,777	––	$174,729,875
Preferred Stocks	3,628,618	––	––	3,628,618
Exchange Traded Funds	17,811,670	––	––	17,811,670
Mutual Funds	10,176,665	––	––	10,176,665
Precious Metals	––	6,577,914	––	6,577,914
United States Treasury Obligations	––	5,291,381	––	5,291,381
Foreign Government Bonds	––	6,652,150	––	6,652,150
Money Market Funds	31,658,519	––	––	31,658,519
Total Investments in Securities	$235,511,570	$21,015,222	––	$256,526,792

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$4,158,698	––	––	$4,158,698
Exchange Traded Funds - Short	306,611	––	––	306,611
United States Treasury Obligations - Short	––	9,279,518	––	9,279,518
Total Securities Sold Short	$4,465,309	$9,279,518	––	$13,744,827

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$49,861,154	$930,096	––	$50,791,250
Preferred Stocks	819,729	––	––	819,729
Money Market Funds	136,312	––	––	136,312
Total Investments in Securities	$50,817,195	$930,096	––	$51,747,291

Leuthold Undervalued & Unloved Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,670,957	$—	––	$8,670,957
Preferred Stocks	166,794	—	––	166,794
Money Market Funds	198,707	—	––	198,707
Total Investments in Securities	$9,036,458	$—	––	$9,036,458

Leuthold Global Clean Technology Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$25,346,001	$269,516	––	$25,615,517
Money Market Funds	374,185	––	––	374,185
Total Investments in Securities	$25,720,186	$269,516	––	$25,989,702

The Leuthold Funds

Leuthold Hedged Equity Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,560,500	$52,415	––	$2,612,915
Preferred Stocks	41,583	––	––	41,583
Money Market Funds	147,728	––	––	147,728
Total Investments in Securities	$2,749,811	$52,415	––	$2,802,226

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$2,185,325	––	––	$2,185,325
Exchange Traded Funds - Short	217,410	––	––	217,410
Total Securities Sold Short	$2,402,735	––	––	$2,402,735

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$8,141,473	––	––	$8,141,473
Total Investments in Securities	$8,141,473	––	––	$8,141,473

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	91,062,093	––	––	91,062,093
Exchange Traded Funds - Short	9,004,454	––	––	9,004,454
Total Securities Sold Short	100,066,547	––	––	100,066,547

For further information regarding security characteristics, see the Schedules of Investments.

b)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies”and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.  The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. The tax character of distributions paid during the fiscal years ended September 30, 2009 and 2008 was as follows:

Year Ended September 30, 2009
Distributions paid from:	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Undervalued & Unloved Fund	Leuthold Select Equities Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
Ordinary Income	$11,193,346	$31,395,822	$2,052,453	––	$205,927	––	––	––	$3,324,828
Long-Term Capital Gain	––	––	––	––	––	––	––	––	––
Return of Capital	561,116	––	––	––	––	––	––	––	3,189,306

Total Distributions Paid	$11,754,462	$31,395,822	$2,052,453	––	$205,927	––	––	––	$6,514,134

The Leuthold Funds

Year Ended September 30, 2008
	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Undervalued & Unloved Fund	Leuthold Select Equities Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$131,964,037	$43,415,962	––	$5,899,952	$199,951	$441,846	n/a	n/a	$1,744,732
Long Term Capital Gain	210,326,930	409,831	––	13,033,625	––	36,643	n/a	n/a	––
Return of Capital	––	––	––	90,474	––	35,682	n/a	n/a	––

Total Distributions Paid	$342,290,967	$43,825,793	––	$19,024,051	$199,951	$514,171	n/a	n/a	$1,744,732

At September 30, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Undervalued & Unloved Fund	Leuthold Select Equities Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
Undistributed ordinary income	—	$1,557,794	$215,184	––	$6,320	––	––	––	––
Distributable earnings	—	1,557,794	215,184	––	6,320	––	––	––	––
Capital loss carryover and post-October losses	(190,292,084)	(639,872,558)	(6,214,185)	(7,081,119)	(9,752,009)	(11,880,723)	(23,552)	(28,328)	(16,526,437)
Other accumulated losses		(48,127)	––	––	––	––	––	––	(3,876,449)
Unrealized appreciation
(depreciation)	170,153,583	147,621,520	19,147,645	5,894,868	1,983,833	1,082,034	964,492	(276)	(5,746,784)
Total accumulated gain/(loss)	$(20,138,501)	$(490,741,371)	$13,148,644	$(1,186,251)	$(7,761,856)	$(10,798,689)	$940,940	$(28,604)	$(26,149,670)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.  These differences are primarily due to net operating losses, and differences from REIT adjustments and foreign currency gain and loss.

Additionally, U.S. Generally Accepted Accounting Principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2009, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital

Leuthold Core Investment Fund	$(38,446,917)	$38,456,486	$(9,569)
Leuthold Asset Allocation Fund	(69,654,972)	(69,664,422)	(9,450)
Leuthold Global Fund	(1,037,840)	1,038,067	(227)
Leuthold Select Industries Fund	128,880	(62)	(128,818)
Leuthold Undervalued & Unloved Fund	(3,612)	3,612	––
Leuthold Select Equities	35,225	(3)	(35,222)
Leuthold Global Clean Technology Fund	19,728	8	(19,736)
Leuthold Hedged Equity Fund	3,569	(175)	(3,394)
Grizzly Short Fund	3,973,183	(3,973,183)	––

The Leuthold Funds

The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2009, the Funds had the following capital loss carry forwards available for federal income tax purposes:

	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Undervalued	Select	Global Clean	Hedged	Grizzly
	Investment	Allocation	Global	Industries	& Unloved	Equities	Technology	Equity	Short
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Expires 09/30/16	$––	––	––	$––	$(256,643)	$––	$––		––
Expires 09/30/17	(16,479,888)	(164,566,149)	(2,303,352)	(1,593,984)	(4,388,309)	(4,843,089)	––	––	––

The Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Undervalued & Unloved Fund, Leuthold Select Equities Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund intend to defer and treat $173,812,196, $475,306,409, $3,910,833, $5,487,135, $5,107,057, $7,037,634, $23,552, $28,328 and $16,526,437, respectively, of post-October losses incurred during the fiscal year ended September 30, 2009 as arising in the fiscal year ended September 30, 2010.

As of September 30, 2009, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits and losses as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

c)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.

d)
Use of Estimates – The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)
Basis for Consolidation for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund –The Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund may invest up to 25% of their total assets in their Subsidiary, Leuthold Core, Ltd., Leuthold Asset Allocation, Ltd., and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’financial statements herein.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

The Leuthold Funds

f)
Short Positions – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Hedged Equity Fund and Grizzly Short Fund’s receivable from broker for securities sold short is with one major security dealer.

g)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond.

h)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the eight Funds based on the relative net asset value of the individual Funds.

i)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the credit worthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

j)
Subsequent Events – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and short sales, for the six months ended March 31, 2010 are summarized below.

	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Undervalued	Global Clean	Hedged
	Investment	Allocation	Global	Industries	& Unloved	Technology	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$651,113,418	$534,330,528	$185,547,708	$50,575,203	$6,162,801	$20,831,893	$4,544,544
Sales	682,285,472	610,792,965	129,081,178	49,757,678	10,209,076	2,832,203	2,631,122

At September 30, 2009, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

The Leuthold Funds

	Leuthold Core Investment	Leuthold Asset Allocation	Leuthold Global	Leuthold Select Industries	Leuthold Undervalued & Unloved	Leuthold Select Equities	Leuthold Global Clean Technology	Leuthold Hedged Equity	Grizzly Short
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Tax Cost of Investments	$1,237,317,614	$1,038,014,828	$147,522,836	$41,796,678	$9,736,877	$8,839,534	$7,878,899	$1,061,043	$87,240,195
Gross Unrealized
Appreciation	$202,300,538	$182,084,224	$23,006,764	$7,109,446	$2,492,229	$1,183,326	$1,103,447	$76,417	$1,788
Gross Unrealized
Depreciation	(32,146,955)	(34,462,704)	(3,859,119)	(1,214,578)	(508,396)	(101,292)	(138,955)	(76,693)	––
Net unrealized appreciation (depreciation)	$170,153,583	$147,621,520	$19,147,645	$5,894,868	$1,983,833	$1,082,034	$964,492	$(276)	$1,788

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement (“advisory agreement”) with Leuthold Weeden Capital Management (“Adviser”). Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 0.90%, 1.25%, 1.00%, 0.75%, 1.00%, 1.25% and 1.25%, for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Undervalued & Unloved Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund, respectively, as applied to each Fund’s daily net assets.

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
Core	Asset	Leuthold	Select	Undervalued	Global Clean	Hedged	Grizzly
Investment	Allocation	Global	Industries	& Unloved	Technology	Equity	Short
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
1.25%	1.50%	1.85%	1.60%	1.50%	1.85%	2.20%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Amounts subject to future recoupment as of March 31, 2010 are as follows:

Leuthold Undervalued & Unloved Fund		Leuthold Hedged Equity Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2011	$11,856	9/30/2012	$26,633
9/30/2012	7,171	9/30/2013	7,555
9/30/2013	9,514

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. For the period ended March 31, 2010, the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Undervalued & Unloved Fund, Leuthold Select Equities Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly

The Leuthold Funds

Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $626,719, $110,712, $43,001, $40,088, $1,411, $1,462, $7,953, $1,932, and $0, respectively, for brokerage commissions.

4.	DISTRIBUTION PLAN

Each of the Leuthold Asset Allocation Fund – Retail Class, Leuthold Global Fund – Retail Class, Leuthold Undervalued & Unloved Fund, Leuthold Global Clean Technology Fund – Retail Class, and Leuthold Hedged Equity Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors.  To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

5.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities, or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned.  The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Board of Directors.

The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 9, 2009, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Undervalued & Unloved Fund, Leuthold Select Equities Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund with Leuthold Weeden Capital Management. Prior to approving the agreements, the Board considered:

•	The nature, extent, and quality of the services to be provided by Leuthold Weeden Capital Management;
•	The investment strategies and performance history of Leuthold Weeden Capital Management;
•	The cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;
•	The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;
•	The proposed expense ratios of the Funds; and
•	The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.

In considering the nature, extent, and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds, the Adviser’s management history, and the Adviser’s ability to attract investors for the Funds.  The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’ shareholders.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks.  The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’ proposed investment advisory fees to those of other comparable mutual funds.  The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule.  The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’ proposed expense ratios to those of other comparable mutual funds.  After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

				# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Lawrence L. Horsch (1934)	Chairman	Indefinite Term,	Chairman, Eagle Management &	8	None
c/o Leuthold Weeden	and Director	Director since	Financial Corp., a management
Capital Management		1995	consulting firm
33 South Sixth Street
Suite 4600
Minneapolis, MN 55402

Paul M. Kelnberger (1943)	Director and	Indefinite Term,	Consultant to Johnson,	8	None
c/o Leuthold Weeden	Chair of	Director since	West & Co., PLC
Capital Management	Audit	1995
33 South Sixth Street	Committee
Suite 4600
Minneapolis, MN 55402

Addison L. Piper (1946)	Director	Indefinite Term,	Retired Chairman and Chief	8	Piper Jaffray
c/o Leuthold Weeden		Director since	Executive Officer of Piper Jaffray		Companies
Capital Management		2009	Companies, Served as Vice Chairman		and
33 South Sixth Street			of Piper Jaffray Companies from		Renaissance
Suite 4600			2003 to 2006.		Learning, Inc.
Minneapolis, MN 55402

Interested Directors (and Officers)

Steven C. Leuthold (1937)	Director	Indefinite Term,	Chief Investment Officer and	8	None
33 South Sixth Street		Director since 1995	managing member of Leuthold
Suite 4600			Weeden Capital Management
Minneapolis, MN 55402	President	One year term,	(the “Adviser”)
		President since 1993

John C. Mueller (1968)	Director	Indefinite Term,	Co-Chief Executive Officer	8	None
33 South Sixth Street		Director since	of The Leuthold Group since 2005.
Suite 4600		2009	Involved in Sales and Marketing for
Minneapolis, MN 55402			The Leuthold Group since 2001.

The Leuthold Funds

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Edward C. Favreau (1952)	Vice President	One Year Term,	Manager of Marketing and Sales	N/A	N/A
33 South Sixth Street		Vice President	of the Adviser since 1999. Prior
Suite 4600		since 1999	to joining the Adviser, he was Vice
Minneapolis, MN 55402			President and Sales Manager of
U.S. Bancorp Investments, Inc.

Holly J. Weiss (1968)	Secretary and	One Year Term,	Controller of the Adviser	N/A	N/A
33 South Sixth Street	Treasurer	Secretary and	since 2008. Prior to joining
Suite 4600		Treasurer	the Adviser, she was Controller
Minneapolis, MN 55402		since 2009	of Churchill Capital Mezzanine
Finance from 2001-2008.

Roger A. Peters (1960)	Vice President	One Year Term,	Chief Compliance Officer of	N/A	N/A
33 South Sixth Street	and	Chief Compliance	the Adviser since 2005. Prior
Suite 4600	Chief Compliance	Officer since 2006	to joining the Adviser, he was
Minneapolis, MN 55402	Officer	and Vice President	Vice President, Commercial
		since 2007	Product Management of
U.S. Bank from 2003-2005.
	Assistant Secretary	One Year Term,
Assistant Secretary
since 2006

Glenn R. Larson (1965)	Assistant Secretary	One Year Term,	Compliance Officer of the Adviser	N/A	N/A
33 South Sixth Street		Assistant Secretary	since 2005. Prior to joining the
Suite 4600		since 2006	Adviser, he was a Compliance
Minneapolis, MN 55402			Representative of U.S. Bancorp
Investment Services, Inc. from 2003
until 2005.

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital
Management, Minnesota

Administrator, Transfer Agent, Dividend Paying Agent, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC,
Wisconsin

Custodian:
U.S. Bank, N.A.,
Wisconsin

Counsel:
Foley & Lardner, LLP,
Wisconsin

Independent Registered Public Accounting Firm:
Ernst &Young LLP,
Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing, filed November 30, 2009.

 (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Leuthold Funds, Inc.

By (Signature and Title   /s/ Steven C. Leuthold
                                                  Steven C. Leuthold, President

Date    6/2/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Steven S. Leuthold
                                                      Steven C. Leuthold, President

Date    6/2/2010

By (Signature and Title)*    /s/ Holly J. Weiss
                                                      Holly J. Weiss, Treasurer

Date    6/2/2010

* Print the name and title of each signing officer under his or her signature.